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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for seven of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Large Cap Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the six months ended January 31, 2006. These seven series have a July 31 fiscal year end.

Date of reporting period: January 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Disciplined Small-Mid Value Fund

Evergreen

DISCIPLINED SMALL-MID VALUE FUND

Semiannual Report
as of January 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENT OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Disciplined Small-Mid Value Fund, which covers the two-month period ended January 31, 2006.

The past months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

PERFORMANCE AND RETURNS

Portfolio inception date: 12/14/2005

	Class A	Class I
Class inception date	12/14/2005	12/14/2005

Nasdaq symbol	EDASX	EDISX

Cumulative return

Since portfolio inception with sales charge	-1.79%	N/A

Since portfolio inception w/o sales charge	4.20%	4.20%

Maximum sales charge	5.75%	N/A
	Front-end

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I, please go to EvergreenInvestments.com/fundperformance. Class A shares are not available for sale to the public. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

All data is as of January 31, 2006, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 14, 2005 to January 31, 2006. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	1/31/2006	Period

Actual
Class A	$ 1,000.00	$ 1,042.00	$1.37*
Class I	$ 1,000.00	$ 1,042.00	$1.24*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.06	$5.19**
Class I	$ 1,000.00	$ 1,020.57	$4.69**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 48 / 365 days.

**For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2006
CLASS A	(unaudited)[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gains or losses on investments	0.40

Total from investment operations	0.42

Net asset value, end of period	$10.42

Total return[2]	4.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%[3]
Expenses excluding waivers/reimbursements and expense reductions	3.01%[3]
Net investment income (loss)	1.35%[3]
Portfolio turnover rate	4%

1 For the period from December 14, 2005 (commencement of operations), to January 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2006
CLASS I	(unaudited)[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gains or losses on investments	0.40

Total from investment operations	0.42

Net asset value, end of period	$10.42

Total return	4.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,217
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[2]
Expenses excluding waivers/reimbursements and expense reductions	2.91%[2]
Net investment income (loss)	1.47%[2]
Portfolio turnover rate	4%

1 For the period from December 14, 2005 (commencement of operations), to January 31, 2006.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 9.7%
Auto Components 1.3%
Goodyear Tire & Rubber Co. *	2,875	$44,965
Modine Manufacturing Co.	886	24,011

		68,976

Hotels, Restaurants & Leisure 1.3%
Domino’s Pizza, Inc.	1,220	30,390
IHOP Corp.	815	40,074

		70,464

Household Durables 0.6%
Furniture Brands International, Inc.	1,287	30,965

Media 0.8%
Catalina Marketing Corp.	706	15,779
Emmis Communications Corp.	1,464	26,045

		41,824

Multi-line Retail 0.8%
Dillard’s, Inc., Class A	1,526	39,523

Specialty Retail 2.6%
Barnes & Noble, Inc.	901	38,220
Gymboree Corp.	1,379	33,979
Payless ShoeSource, Inc. *	1,732	42,192
The Sports Authority, Inc.	656	24,088

		138,479

Textiles, Apparel & Luxury Goods 2.3%
Kellwood Co.	1,867	45,200
Movado Group, Inc.	1,087	20,534
Skechers USA, Inc.	1,418	27,438
Steven Madden, Ltd.	845	25,713

		118,885

CONSUMER STAPLES 3.6%
Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	2,292	58,331
Longs Drug Stores Corp.	618	21,624

		79,955

Food Products 1.3%
Del Monte Foods Co. *	1,585	16,944
Hain Celestial Group, Inc.	1,308	30,490
Pilgrim’s Pride Corp.	836	20,348

		67,782

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.8%
Energizer Holdings, Inc. *	738	$39,933

ENERGY 3.8%
Energy Equipment & Services 2.9%
Global Industries, Ltd. *	2,363	33,082
Helmerich & Payne, Inc.	773	60,572
Veritas DGC, Inc. *	1,282	57,767

		151,421

Oil, Gas & Consumable Fuels 0.9%
USEC, Inc.	3,076	47,032

FINANCIALS 31.9%
Capital Markets 2.5%
Knight Capital Group, Inc. *	2,591	29,512
Piper Jaffray Cos. *	935	41,916
Raymond James Financial, Inc.	1,325	56,392

		127,820

Commercial Banks 2.4%
Commerce Bancshares, Inc.	1,372	69,354
Community Trust Bancorp, Inc.	1,154	40,598
Irwin Financial Corp.	804	17,222

		127,174

Consumer Finance 1.1%
Advanta Corp., Class B	702	24,296
CompuCredit Corp.	828	33,253

		57,549

Insurance 5.8%
American Physicians Capital, Inc. *	254	12,421
LandAmerica Financial Group, Inc.	906	59,778
Phoenix Companies, Inc.	2,377	35,869
Safety Insurance Group, Inc.	575	23,057
Stewart Information Services Corp. *	1,114	59,543
UICI	1,581	57,754
Universal American Financial Group, Inc.	1,478	55,602

		304,024

Real Estate 10.0%
American Home Mortgage Investment Corp.	1,357	38,810
Anthracite Capital, Inc.	3,606	40,459
Capital Trust, Inc.	489	15,159
Commercial Net Lease Realty, Inc. REIT	3,125	71,656
Fieldstone Investment Corp. REIT	2,853	35,549
Health Care Property Investors, Inc. REIT	2,339	64,907

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate continued
HRPT Properties Trust REIT	2,563	$27,501
IMPAC Mortgage Holdings, Inc.	2,397	20,950
LTC Properties, Inc.	1,377	31,079
Nationwide Health Properties, Inc.	2,947	67,398
NovaStar Financial, Inc.	1,041	32,781
Rayonier, Inc. REIT	1,733	74,086

		520,335

Thrifts & Mortgage Finance 10.1%
Anchor Bancorp Wisconsin, Inc.	1,601	49,839
Downey Financial Corp.	637	41,711
FirstFed Financial Corp.	1,063	66,650
Fremont General Corp.	2,796	68,502
IndyMac Bancorp, Inc.	1,684	68,808
MAF Bancorp, Inc.	1,473	63,324
PMI Group, Inc.	1,830	79,111
Radian Group, Inc.	1,389	79,493
WSFS Financial Corp.	169	10,672

		528,110

HEALTH CARE 6.2%
Biotechnology 1.1%
Applera Corp. - Celera Genomics Group *	4,627	54,414

Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	560	37,828
Varian, Inc.	1,204	46,197

		84,025

Health Care Providers & Services 1.2%
Health Net, Inc. *	1,023	50,505
Per-Se Technologies, Inc. *	563	14,002

		64,507

Pharmaceuticals 2.3%
Alpharma, Inc.	1,751	58,571
King Pharmaceuticals, Inc. *	3,277	61,444

		120,015

INDUSTRIALS 9.9%
Commercial Services & Supplies 1.2%
CBIZ, Inc.	3,709	22,217
Spherion Corp. *	3,633	40,689

		62,906

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.7%
EMCOR Group, Inc.	417	$34,202

Electrical Equipment 0.9%
LSI Industries, Inc.	676	9,755
Woodward Governor Co.	373	34,894

		44,649

Industrial Conglomerates 1.1%
Teleflex, Inc.	954	60,169

Machinery 3.6%
Harsco Corp.	378	29,945
Mueller Industries, Inc.	1,421	41,252
SPX Corp.	1,509	71,994
Valmont Industries, Inc.	1,093	43,775

		186,966

Road & Rail 1.6%
Laidlaw International, Inc.	3,113	84,674

Trading Companies & Distributors 0.8%
GATX Corp.	1,030	40,901

INFORMATION TECHNOLOGY 11.2%
Communications Equipment 2.6%
Belden CDT, Inc. *	1,788	48,455
Ciena Corp. *	10,444	41,776
Sycamore Networks, Inc.	9,414	46,599

		136,830

Computers & Peripherals 1.4%
Adaptec, Inc. *	3,913	21,287
Brocade Communications Systems, Inc. *	5,980	27,508
Intergraph Corp. *	660	25,218

		74,013

Electronic Equipment & Instruments 2.5%
Agilysys, Inc.	1,198	25,398
Newport Corp.	1,946	33,024
Tech Data Corp. *	1,076	44,363
Technitrol, Inc. *	1,286	26,183

		128,968

Internet Software & Services 0.4%
SonicWALL, Inc. *	2,863	23,591

IT Services 0.5%
Ceridian Corp. *	1,037	25,593

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.6%
Conexant Systems, Inc. *	7,905	$26,561
Intersil Corp.	1,066	30,978
Zoran Corp. *	1,308	25,650

		83,189

Software 2.2%
BEA Systems, Inc. *	3,498	36,274
Fair Isaac Corp.	564	24,997
Lawson Software, Inc.	3,387	24,928
NetIQ Corp.	2,024	26,595

		112,794

MATERIALS 7.5%
Chemicals 3.2%
H.B. Fuller Co.	1,233	46,595
Lubrizol Corp.	1,405	64,265
Scotts Miracle-Gro Co., Class A	1,117	55,291

		166,151

Construction Materials 0.5%
Texas Industries, Inc.	527	28,358

Containers & Packaging 2.8%
Sealed Air Corp. *	915	50,572
Smurfit-Stone Container Corp. *	3,291	42,092
Sonoco Products Co.	1,657	51,317

		143,981

Metals & Mining 1.0%
Carpenter Technology Corp.	561	50,804

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
CenturyTel, Inc.	1,095	36,463
PanAmSat Holding Corp.	1,741	43,055
Time Warner Telecom, Inc. *	1,725	18,630

		98,148

UTILITIES 9.7%
Electric Utilities 1.0%
Pepco Holdings, Inc.	2,232	51,358

Gas Utilities 4.1%
Energen Corp.	1,320	51,506
Laclede Group, Inc.	1,526	49,778
National Fuel Gas Co.	1,471	48,396
New Jersey Resources Corp.	1,472	66,903

		216,583

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 4.6%
Alliant Energy Corp.	2,261	$67,062
CenterPoint Energy, Inc.	4,858	62,085
TECO Energy, Inc.	2,803	47,875
WPS Resources Corp.	1,134	63,595

		240,617

Total Common Stocks (cost $4,783,249)		4,978,657

EXCHANGE TRADED FUNDS 3.1%
iShares Russell 2000 Value Index Fund	1,175	83,484
iShares Russell Midcap Value Index Fund	620	80,352

Total Exchange Traded Funds (cost $157,629)		163,836

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Money Market Fund ø (cost $35,759)	35,759	35,759

Total Investments (cost $4,976,637) 99.2%		5,178,252
Other Assets and Liabilities 0.8%		40,027

Net Assets 100.0%		$5,218,279

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2006:
Financials	33.5%
Information Technology	11.7%
Industrials	10.3%
Consumer Discretionary	10.2%
Utilities	10.2%
Materials	7.8%
Health Care	6.5%
Energy	4.0%
Consumer Staples	3.8%
Telecommunication Services	2.0%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $4,940,878)	$5,142,493
Investments in affiliated money market fund, at value (cost $35,759)	35,759

Total investments	5,178,252
Receivable for securities sold	49,141
Dividends receivable	4,272
Receivable from investment advisor	175

Total assets	5,231,840

Liabilities
Due to related parties	17
Accrued expenses and other liabilities	13,544

Total liabilities	13,561

Net assets	$5,218,279

Net assets represented by
Paid-in capital	$5,009,500
Undistributed net investment income	9,763
Accumulated net realized losses on investments	(2,599)
Net unrealized gains on investments	201,615

Total net assets	$5,218,279

Net assets consists of
Class A	$1,042
Class I	5,217,237

Total net assets	$5,218,279

Shares outstanding (unlimited number of shares authorized)
Class A	100
Class I	500,822

Net asset value per share
Class A	$10.42
Class A — Offering price (based on sales charge of 5.75%)	$11.06
Class I	$10.42

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Period Ended January 31, 2006 (unaudited) (a)

Investment income
Dividends	$13,645
Interest	2,111
Income from affiliate	125

Total investment income	15,881

Expenses
Advisory fee	4,655
Administrative services fee	661
Transfer agent fees	11
Trustees’ fees and expenses	53
Printing and postage expenses	4,444
Custodian and accounting fees	416
Registration and filing fees	5,368
Professional fees	3,593
Other	146

Total expenses	19,347
Less: Expense reductions	(8)
Fee waivers and expense reimbursements	(13,221)

Net expenses	6,118

Net investment income	9,763

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,599)
Net change in unrealized gains or losses on investments	201,615

Net realized and unrealized gains or losses on investments	199,016

Net increase in net assets resulting from operations	$208,779

(a) For the period from December 14, 2005 (commencement of operations), to January 31, 2006.

See Notes to Financial Statements

15

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	January 31, 2006
	(unaudited) (a)

Operations
Net investment income		$9,763
Net realized losses on investments		(2,599)
Net change in unrealized gains or losses on investments		201,615

Net increase in net assets resulting from operations		208,779

	Shares
Capital share transactions
Proceeds from shares sold
Class A	100	1,000
Class I	500,822	5,008,500

Net increase in net assets resulting from capital share transactions		5,009,500

Total increase in net assets		5,218,279
Net assets
Beginning of period		0

End of period		$5,218,279

Undistributed net investment income		$9,763

(a) For the period from December 14, 2005 (commencement of operations), to January 31, 2006.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Disciplined Small-Mid Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class A shares are currently not available for sale to the public. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended January 31, 2006, EIMC waived its advisory fee in the amount of $4,655 and reimbursed other expenses in the amount of $8,566.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $5,192,773 and $214,129, respectively, for the period ended January 31, 2006.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $4,976,637. The gross unrealized appreciation and depreciation on securities based on tax cost was $282,422 and $80,807, respectively, with a net unrealized appreciation of $201,615.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the investment advisory agreement between the Fund and EIMC at meetings held in June of 2005. At the meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the investment advisory agreement.

The Board of Trustees meets with representatives of Evergreen during the course of the year, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreement with representatives of EIMC and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreement, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC and its affiliates would provide a comprehensive investment management service and implement an investment program for the Fund. The Trustees also considered that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Evergreen funds overall were generally satisfactory. In considering approval of the Fund’s investment advisory agreement with EIMC the Trustees considered, among other factors, the portfolio management team’s investment approach, information regarding EIMC’s historical investment performance with respect to comparable investment products, the fees and expenses to be paid by the Fund to EIMC and its affiliates, and the projected fees and expenses that the Fund would pay after its launch. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were likely to be consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment program and best interests of the Fund.

The Trustees considered whether growth in assets of the Fund might result in economies of scale and noted that the advisory fee for the Fund contemplated a breakpoint at $1 billion, which appeared reasonable to the Trustees in light of the information available to them and the fact that the Fund was in a start-up phase. The Trustees also reviewed fees paid to EIMC by other comparable investment companies and institutional accounts managed by EIMC. The Trustees also relied, in part, on comparisons of the Fund’s projected expenses to the expenses of funds with similar investment strategies. In their consideration of the fees to be paid by the Fund to EIMC, the Trustees considered information provided by EIMC regarding the profitability of the

22

ADDITIONAL INFORMATION (unaudited) continued

Envision product to EIMC, which the Trustees considered both without taking into account distribution expenses and taking into account distribution expenses, on the basis of which the Trustees determined that the likely profitability to EIMC from the Fund appeared reasonable.

In considering the investment advisory agreement, the Trustees took into account indirect bene-fits to EIMC, including, among others, the fact that growth in the assets within the Envision funds would result in additions to assets under management in the Fund, that EIMC benefits from soft-dollar research and brokerage services from transactions by the Evergreen funds, and that Wachovia Securities and its affiliates receive revenues from providing brokerage services to the Evergreen funds. The Trustees concluded that the arrangements to be put in place with respect to the Fund were comparable to those in place for the Evergreen funds generally and appeared reasonable in light of that consideration.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

575707 3/2006

Evergreen Disciplined Value Fund

Evergreen

DISCIPLINED VALUE FUND

Semiannual Report
as of January 31, 2006

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Disciplined Value Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

At meeting held on March 15-16, 2006, the Board of Trustees of the Fund approved a proposal to (i) reduce the advisory fees of the Fund and (ii) to reduce the Fund’s Rule 12b-1 fee for Class A shares from 0.30% to 0.25% . These changes are effective April 3, 2006.

The Fund’s prospectus has been revised to reflect these changes.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/8/1992

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	5/8/1992

Nasdaq symbol	EDSAX	EDSBX	EDSCX	EDSIX

6-month return with sales charge	-0.45%	0.34%	4.20%	N/A

6-month return w/o sales charge	5.65%	5.34%	5.20%	5.79%

Average annual return*

1-year with sales charge	7.35%	8.46%	12.12%	N/A

1-year w/o sales charge	13.92%	13.20%	13.07%	14.03%

5-year	3.38%	4.17%	4.46%	4.64%

10-year	9.64%	10.23%	10.21%	10.31%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Disciplined Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,056.52	$6.48
Class B	$ 1,000.00	$ 1,053.43	$ 10.20
Class C	$ 1,000.00	$ 1,052.01	$ 10.14
Class I	$ 1,000.00	$ 1,057.90	$4.88
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.90	$6.36
Class B	$ 1,000.00	$ 1,015.27	$ 10.01
Class C	$ 1,000.00	$ 1,015.32	$9.96
Class I	$ 1,000.00	$ 1,020.47	$4.79

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 1.97% for Class B, 1.96% for Class C and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2006	Year Ended	Year Ended
CLASS A	(unaudited)	July 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$15.82	$16.96	$17.35

Income from investment operations
Net investment income (loss)	0.09[3]	0.05	0.01
Net realized and unrealized gains or losses on investments	0.77	1.08	(0.36)

Total from investment operations	0.86	1.13	(0.35)

Distributions to shareholders from
Net investment income	(0.08)	(0.04)	(0.04)
Net realized gains	(0.45)	(2.23)	0

Total distributions to shareholders	(0.53)	(2.27)	(0.04)

Net asset value, end of period	$16.15	$15.82	$16.96

Total return[4]	5.65%	7.76%	(2.01%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,288	$1,617	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[5]	1.26%[5]	1.11%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.25%[5]	1.26%[5]	1.11%[5]
Net investment income (loss)	1.13%[5]	0.74%[5]	0.58%[5]
Portfolio turnover rate	31%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2006	Year Ended	Year Ended
CLASS B	(unaudited)	July 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.05	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	0.77	1.06	(0.34)

Total from investment operations	0.82	1.07	(0.34)

Distributions to shareholders from
Net investment income	(0.06)	(0.02)	(0.04)
Net realized gains	(0.45)	(2.23)	0

Total distributions to shareholders	(0.51)	(2.25)	(0.04)

Net asset value, end of period	$16.10	$15.79	$16.97

Total return[4]	5.34%	7.35%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,001	$ 121	$5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.97%[5]	2.00%[5]	1.82%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.97%[5]	2.00%[5]	1.82%[5]
Net investment income (loss)	0.47%[5]	0.16%[5]	0.10%[5]
Portfolio turnover rate	31%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2006	Year Ended	Year Ended
CLASS C	(unaudited)	July 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.05	0[3]	0
Net realized and unrealized gains or losses on investments	0.74	1.08	(0.34)

Total from investment operations	0.79	1.08	(0.34)

Distributions to shareholders from
Net investment income	(0.06)	(0.03)	(0.04)
Net realized gains	(0.45)	(2.23)	0

Total distributions to shareholders	(0.51)	(2.26)	(0.04)

Net asset value, end of period	$16.07	$15.79	$16.97

Total return[4]	5.20%	7.37%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 635	$ 144	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.96%[5]	2.16%[5]	1.85%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.96%[5]	2.16%[5]	1.85%[5]
Net investment income (loss)	0.48%[5]	(0.09%)[5]	(0.16%)[5]
Portfolio turnover rate	31%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended		Year Ended April 30,
	January 31, 2006	Year Ended
CLASS I	(unaudited)	July 31, 2005[1]	2005[2]	2004[2]	2003[2]	2002[2]	2001[2]

Net asset value, beginning of period	$15.81	$16.97	$ 16.14	$ 12.30	$15.29	$ 17.04	$ 16.97

Income from investment operations
Net investment income (loss)	0.11	0.05	0.12	0.08	0.09	0.08	0.09
Net realized and unrealized gains
or losses on investments	0.77	1.07	1.84[3]	3.83	(2.93)	(1.45)	1.75

Total from investment operations	0.88	1.12	1.96	3.91	(2.84)	(1.37)	1.84

Distributions to shareholders from
Net investment income	(0.11)	(0.05)	(0.12)	(0.07)	(0.09)	(0.07)	(0.09)
Net realized gains	(0.45)	(2.23)	(1.01)	0	(0.06)	(0.31)	(1.68)

Total distributions to shareholders	(0.56)	(2.28)	(1.13)	(0.07)	(0.15)	(0.38)	(1.77)

Net asset value, end of period	$16.13	$15.81	$ 16.97	$ 16.14	$12.30	$ 15.29	$ 17.04

Total return	5.79%	7.65%	12.10%	31.87%[4]	(18.50%)[4]	(8.04%)[4]	12.12%[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$220,286	$157,238	$157,107	$313,929	$250,385	$325,965	$345,656
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.94%[5]	0.91%[5]	0.99%	0.99%	0.99%	0.98%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	0.94%[5]	0.91%[5]	1.20%	1.19%	1.19%	1.18%	1.18%
Net investment income (loss)	1.46%[5]	1.34%[5]	0.64%	0.54%	0.74%	0.49%	0.53%
Portfolio turnover rate	31%	15%	54%	33%	37%	43%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to March 21, 20 05 are those of SouthTrust Fund.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding any sales charges applicable to SouthTrust Fund

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 9.4%
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	59,177	$2,406,137
Hilton Hotels Corp.	46,158	1,150,719

		3,556,856

Household Durables 1.2%
Black & Decker Corp.	17,115	1,477,024
Pulte Homes, Inc.	30,874	1,231,873

		2,708,897

Media 4.9%
CBS Corp., Class B	31,675	827,655
Comcast Corp., Class A *	32,395	901,229
Omnicom Group, Inc.	19,373	1,584,518
Time Warner, Inc.	225,530	3,953,541
Viacom, Inc., Class B *	31,675	1,313,858
Walt Disney Co.	104,321	2,640,364

		11,221,165

Multi-line Retail 1.7%
J.C. Penney Co., Inc.	33,215	1,853,397
Nordstrom, Inc.	46,842	1,954,248

		3,807,645

CONSUMER STAPLES 5.4%
Food & Staples Retailing 1.9%
BJ’s Wholesale Club, Inc. *	65,761	2,113,558
Kroger Co. *	112,979	2,078,814

		4,192,372

Food Products 1.4%
Dean Foods Co. *	30,644	1,162,327
Pilgrim’s Pride Corp.	41,564	1,011,668
Sara Lee Corp.	54,928	1,004,084

		3,178,079

Household Products 0.5%
Clorox Co.	19,988	1,196,282

Tobacco 1.6%
Altria Group, Inc.	51,118	3,697,876

ENERGY 14.9%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	31,457	2,464,970

Oil, Gas & Consumable Fuels 13.8%
Anadarko Petroleum Corp.	17,177	1,852,024
BP plc, ADR	19,705	1,424,869
Chevron Corp.	69,609	4,133,382

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
ConocoPhillips	74,259	$4,804,557
Devon Energy Corp.	42,936	2,928,665
Exxon Mobil Corp.	146,783	9,210,633
Marathon Oil Corp.	44,479	3,419,101
Valero Energy Corp.	53,144	3,317,780

		31,091,011

FINANCIALS 32.3%
Capital Markets 5.1%
Bear Stearns Cos.	24,095	3,047,054
Goldman Sachs Group, Inc.	30,596	4,321,685
Lehman Brothers Holdings, Inc.	30,222	4,244,680

		11,613,419

Commercial Banks 5.4%
Bank of America Corp.	192,338	8,507,110
U.S. Bancorp	125,589	3,756,367

		12,263,477

Diversified Financial Services 7.3%
CIT Group, Inc.	57,214	3,051,795
Citigroup, Inc.	212,161	9,882,459
JPMorgan Chase & Co.	87,219	3,466,955

		16,401,209

Insurance 7.7%
ACE, Ltd.	38,199	2,091,395
Chubb Corp.	10,506	991,241
Fidelity National Financial, Inc.	46,703	1,843,367
First American Corp.	55,324	2,590,270
Hartford Financial Services Group, Inc.	34,479	2,835,208
Lincoln National Corp.	34,567	1,884,939
MetLife, Inc.	39,433	1,977,959
St. Paul Travelers Companies, Inc.	68,138	3,092,103

		17,306,482

Real Estate 2.3%
Host Marriott Corp. REIT	70,959	1,415,632
HRPT Properties Trust REIT	164,181	1,761,662
Trizec Properties, Inc. REIT	82,756	1,927,387

		5,104,681

Thrifts & Mortgage Finance 4.5%
Countrywide Financial Corp.	66,806	2,233,993
Freddie Mac	46,660	3,166,347
IndyMac Bancorp, Inc.	59,657	2,437,585
MGIC Investment Corp.	37,161	2,452,998

		10,290,923

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 8.4%
Biotechnology 0.8%
Biogen Idec, Inc. *	26,585	$1,189,679
Invitrogen Corp. *	8,792	605,593

		1,795,272

Health Care Equipment & Supplies 0.6%
Hospira, Inc. *	32,378	1,448,915

Health Care Providers & Services 2.7%
CIGNA Corp.	12,536	1,524,377
Community Health Systems, Inc. *	38,856	1,413,970
McKesson Corp.	60,025	3,181,325

		6,119,672

Pharmaceuticals 4.3%
Johnson & Johnson	39,380	2,265,925
Merck & Co., Inc.	58,001	2,001,035
Pfizer, Inc.	210,163	5,396,986

		9,663,946

INDUSTRIALS 7.7%
Aerospace & Defense 2.7%
General Dynamics Corp.	25,997	3,025,011
Northrop Grumman Corp.	30,883	1,918,761
Precision Castparts Corp.	21,295	1,063,685

		6,007,457

Air Freight & Logistics 0.6%
Ryder System, Inc.	31,390	1,403,133

Commercial Services & Supplies 0.9%
Manpower, Inc.	39,457	2,123,970

Industrial Conglomerates 0.8%
General Electric Co.	54,567	1,787,069

Machinery 1.7%
Deere & Co.	30,450	2,185,092
Paccar, Inc.	22,788	1,586,045

		3,771,137

Road & Rail 1.0%
CSX Corp.	21,833	1,168,720
YRC Worldwide, Inc *	22,765	1,134,608

		2,303,328

INFORMATION TECHNOLOGY 4.5%
Communications Equipment 1.1%
Harris Corp.	30,337	1,408,547
Motorola, Inc.	47,582	1,080,587

		2,489,134

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.0%
Hewlett-Packard Co.	99,371	$3,098,387
International Business Machines Corp.	18,066	1,468,766

		4,567,153

IT Services 1.1%
Computer Sciences Corp. *	17,646	894,652
Fiserv, Inc. *	35,581	1,564,853

		2,459,505

Software 0.3%
Cadence Design Systems, Inc. *	41,642	735,398

MATERIALS 4.1%
Chemicals 1.6%
Eastman Chemical Co.	39,918	1,924,447
Scotts Miracle-Gro Co.	35,180	1,741,410

		3,665,857

Metals & Mining 2.5%
NuCor Corp.	29,379	2,474,593
Phelps Dodge Corp.	19,556	3,138,738

		5,613,331

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	175,629	4,557,579
Verizon Communications, Inc.	95,764	3,031,888

		7,589,467

Wireless Telecommunication Services 0.6%
Sprint Nextel Corp.	63,323	1,449,464

UTILITIES 6.7%
Electric Utilities 3.5%
American Electric Power Co., Inc.	63,469	2,368,663
Edison International	53,819	2,358,349
FirstEnergy Corp.	42,570	2,132,757
Pepco Holdings, Inc.	43,533	1,001,694

		7,861,463

Gas Utilities 0.5%
UGI Corp.	54,578	1,171,790

Independent Power Producers & Energy Traders 0.9%
TXU Corp.	38,899	1,969,845

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.8%
CenterPoint Energy, Inc.	152,205	$1,945,180
PG&E Corp.	60,515	2,257,815

		4,202,995

Total Common Stocks (cost $199,043,043)		220,294,645

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 17.7%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
3.84%, 03/30/2006 † ƒ	$ 250,000	248,482
4.09%, 04/06/2006 † ƒ	250,000	248,184

		496,666

	Shares	Value

MUTUAL FUND SHARES 17.5%
Evergreen Institutional Money Market Fund ø	39,472,869	39,472,869

Total Short-Term Investments (cost $39,969,535)		39,969,535

Total Investments (cost $239,012,578) 115.1%		260,264,180
Other Assets and Liabilities (15.1%)		(34,053,267)

Net Assets 100.0%		$226,210,913

*	Non-income producing security
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2006:
Financials	33.1%
Energy	15.2%
Consumer Discretionary	9.7%
Health Care	8.6%
Industrials	7.9%
Utilities	6.9%
Consumer Staples	5.6%
Information Technology	4.7%
Materials	4.2%
Telecommunication Services	4.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $199,539,709)	$220,791,311
Investments in affiliated money market fund, at value (cost $39,472,869)	39,472,869

Total investments	260,264,180
Cash	16,414,710
Receivable for securities sold	3,693,531
Receivable for Fund shares sold	1,407,793
Dividends and interest receivable	189,437
Prepaid expenses and other assets	51,445

Total assets	282,021,096

Liabilities
Payable for securities purchased	55,653,517
Payable for Fund shares redeemed	102,745
Payable for daily variation margin on open futures contracts	16,231
Advisory fee payable	4,082
Distribution Plan expenses payable	96
Due to other related parties	1,414
Accrued expenses and other liabilities	32,098

Total liabilities	55,810,183

Net assets	$226,210,913

Net assets represented by
Paid-in capital	$202,676,341
Undistributed net investment income	143,057
Accumulated net realized gains on investments	2,099,722
Net unrealized gains on investments	21,291,793

Total net assets	$226,210,913

Net assets consists of
Class A	$3,288,467
Class B	2,001,082
Class C	635,334
Class I	220,286,030

Total net assets	$226,210,913

Shares outstanding (unlimited number of shares authorized)
Class A	203,638
Class B	124,328
Class C	39,524
Class I	13,657,413

Net asset value per share
Class A	$16.15
Class A — Offering price (based on sales charge of 5.75%)	$17.14
Class B	$16.10
Class C	$16.07
Class I	$16.13

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends	$1,809,068
Income from affiliate	75,875
Interest	7,253

Total investment income	1,892,196

Expenses
Advisory fee	521,475
Distribution Plan expenses
Class A	2,889
Class B	4,998
Class C	1,756
Administrative services fee	78,570
Transfer agent fees	33,455
Trustees’ fees and expenses	1,129
Printing and postage expenses	14,978
Custodian and accounting fees	13,742
Registration and filing fees	55,771
Professional fees	12,359
Interest expense	276
Other	10,175

Total expenses	751,573
Less: Expense reductions	(1,204)

Net expenses	750,369

Net investment income	1,141,827

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	5,433,573
Futures contracts	12,265

Net realized gains on investments	5,445,838
Net change in unrealized gains or losses on investments	1,894,648

Net realized and unrealized gains or losses on investments	7,340,486

Net increase in net assets resulting from operations	$8,482,313

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005 (a)

Operations
Net investment income		$1,141,827		$522,118
Net realized gains on investments		5,445,838		1,281,018
Net change in unrealized gains or losses
on investments		1,894,648		9,644,005

Net increase in net assets resulting from
operations		8,482,313		11,447,141

Distributions to shareholders from
Net investment income
Class A		(10,908)		(3,879)
Class B		(3,579)		(18)
Class C		(1,372)		(19)
Class I		(1,119,783)		(487,330)
Net realized gains
Class A		(58,368)		(2,114)
Class B		(35,875)		(660)
Class C		(11,724)		(128)
Class I		(4,210,711)		(20,547,776)

Total distributions to shareholders		(5,452,320)		(21,041,924)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	114,127	1,788,217	102,753	1,595,381
Class B	117,079	1,843,445	7,732	120,394
Class C	34,946	546,287	9,053	142,812
Class I	5,549,592	88,962,937	285,031	4,437,095

		93,140,886		6,295,682

Net asset value of shares issued in
reinvestment of distributions
Class A	4,315	66,711	178	2,646
Class B	2,085	32,072	36	538
Class C	693	10,663	1	17
Class I	251,564	3,892,964	994,538	14,619,391

		4,002,410		14,622,592

Automatic conversion of Class B shares
to Class A shares
Class A	568	8,890	0	0
Class B	(570)	(8,890)	0	0

		0		0

Payment for shares redeemed
Class A	(17,637)	(274,732)	(724)	(11,241)
Class B	(1,928)	(30,502)	(402)	(6,304)
Class C	(5,227)	(82,512)	0	0
Class I	(2,090,474)	(32,694,595)	(592,731)	(9,300,188)

		(33,082,341)		(9,317,733)

Net increase in net assets resulting
from capital share transactions		64,060,955		11,600,541

Total increase in net assets		67,090,948		2,005,758
Net assets
Beginning of period		159,119,965		157,114,207

End of period	$ 226,210,913		$ 159,119,965

Undistributed net investment income		$143,057		$136,872

(a) For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	April 30, 2005 (a) (b)

Operations
Net investment income		$1,708,094
Net realized gains on investments		105,583,784
Net change in unrealized gains or losses on investments		(67,647,248)

Net increase in net assets resulting from operations		39,644,630

Distributions to shareholders from
Net investment income
Class A		(2)
Class B		(2)
Class C		(2)
Class I		(1,858,250)
Net realized gains
Class I		(18,714,802)

Total distributions to shareholders		(20,573,058)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	58	1,000
Class B	296	5,023
Class C	58	1,000
Class I	1,023,730	17,068,331

		17,075,354

Net asset value of shares issued in reinvestment of distributions
Class I	1,162,287	19,924,862

Payment for shares redeemed
Class I	(12,379,161)	(212,886,424)

Net decrease in net assets resulting from capital share transactions		(175,886,208)

Total decrease in net assets		(156,814,636)
Net assets
Beginning of period		313,928,843

End of period		$157,114,207

Undistributed net investment income		$106,000

(a) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the period prior to March 21, 2005 is that of SouthTrust Fund.

(b) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Disciplined Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on March 18, 2005, the net assets of SouthTrust Value Fund (“SouthTrust Fund”), a series of SouthTrust Funds, were acquired by the Fund in an exchange for shares of the Fund. Shares of SouthTrust Fund received Class I shares of the Fund. SouthTrust Fund contributed the majority of the net assets and shareholders to the Fund. The accounting and performance history of SouthTrust Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2006, EIS received $1,288 from the sale of Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $106,228,942 and $50,042,561, respectively, for the six months ended January 31, 2006.

At January 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2006	Gain

March 2006	8 E-mini S&P 500	$511,443	$ 513,440	$ 1,997
	Index
March 2006	12 S&P 500 Index	4,775,306	4,813,500	38,194

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $239,236,559. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,647,703 and $2,620,082, respectively, with a net unrealized appreciation of $21,027,621.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2006, the Fund had average borrowings outstanding of $5,820 (on an annualized basis) at a rate of 4.75% and paid interest of $276.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. SUBSEQUENT DISTRIBUTIONS

On March 16, 2006, the Fund declared distributions from net investment income to shareholders of record on March 15, 2006. The per share amounts payable on March 17, 2006 were as follows:

Net
Investment
Income

Class A	$0.0528
Class B	0.0261
Class C	0.0258
Class I	0.0644

These distributions are not reflected in the accompanying financial statements.

13. SUBSEQUENT EVENTS

Effective April 3, 2006, EIMC is paid an annual fee starting at 0.62% and declining to 0.45% as the average daily net asset of the Fund increase. In addition, the Rule 12b-1 fee for Class A shares has been reduced to 0.25% of its average daily net assets.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

Mutual Fund Service Award 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

575709 3/2006

Evergreen Investments[SM]
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575709 3/2006

Evergreen Equity Income Fund

Evergreen

EQUITY INCOME FUND

Semiannual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D A T A G L A N C E
6	A B O U T Y O U R F U N D ’ S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
12	S C H E D U L E O F I N V E S T M E N T S
18	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
19	S T A T E M E N T O F O P E R AT I O N S
20	S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S
22	N O T E S T O F I N A N C I A L S T A T E M E N T S
28	A D D I T I O N A L I N F O R M A T I O N
32	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Equity Income Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

M A N A G E M E N T   T E A M

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Sujatha R. Avutu, CFA

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

6-month return with sales
charge	-2.37%	-1.64%	2.27%	N/A	N/A

6-month return w/o sales
charge	3.59%	3.28%	3.25%	3.75%	3.52%

Average annual return*

1-year with sales charge	3.06%	3.60%	7.60%	N/A	N/A

1-year w/o sales charge	9.34%	8.60%	8.60%	9.66%	9.08%

5-year	3.24%	3.36%	3.70%	4.75%	4.49%

10-year	7.48%	7.33%	7.33%	8.40%	8.27%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Equity Income Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006. The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,035.90	$ 6.21
Class B	$ 1,000.00	$ 1,032.79	$ 9.79
Class C	$ 1,000.00	$ 1,032.51	$ 9.79
Class I	$ 1,000.00	$ 1,037.46	$ 4.72
Class R	$ 1,000.00	$ 1,035.22	$ 7.23
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.11	$ 6.16
Class B	$ 1,000.00	$ 1,015.58	$ 9.70
Class C	$ 1,000.00	$ 1,015.58	$ 9.70
Class I	$ 1,000.00	$ 1,020.57	$ 4.69
Class R	$ 1,000.00	$ 1,018.10	$ 7.17

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.21% for Class A, 1.91% for Class B, 1.91% for Class C, 0.92% for Class I and 1.41% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$24.08	$ 21.43	$ 19.57	$17.81	$ 22.14	$ 20.86

Income from investment operations
Net investment income (loss)	0.11	0.35	0.36	0.46	0.51	0.81[1]
Net realized and unrealized gains or losses on investments	0.70	3.40	1.89	1.70	(4.22)	1.26

Total from investment operations	0.81	3.75	2.25	2.16	(3.71)	2.07

Distributions to shareholders from
Net investment income	(0.13)	(0.33)	(0.39)	(0.40)	(0.56)	(0.78)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)	(0.01)

Total distributions to shareholders	(1.20)	(1.10)	(0.39)	(0.40)	(0.62)	(0.79)

Net asset value, end of period	$23.69	$ 24.08	$ 21.43	$19.57	$ 17.81	$ 22.14

Total return[2]	3.59%	17.85%	11.48%	12.39%	(16.97%)	10.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$470,255	$494,637	$485,701	$378,882	$62,543	$76,780
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.21%[3]	1.19%	1.34%	1.40%	1.33%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	1.22%[3]	1.23%	1.36%	1.41%	1.33%	1.35%
Net investment income (loss)	0.92%[3]	1.56%	1.62%	2.03%	2.55%	3.66%
Portfolio turnover rate	53%	114%	137%	112%	106%	60%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$23.88	$ 21.26	$ 19.40	$17.66	$ 21.95	$ 20.68

Income from investment operations
Net investment income (loss)	0.03[1]	0.20[1]	0.20[1]	0.31	0.36	0.64[1]
Net realized and unrealized gains or losses on investments	0.70	3.35	1.88	1.70	(4.18)	1.25

Total from investment operations	0.73	3.55	2.08	2.01	(3.82)	1.89

Distributions to shareholders from
Net investment income	(0.04)	(0.16)	(0.22)	(0.27)	(0.41)	(0.61)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)	(0.01)

Total distributions to shareholders	(1.11)	(0.93)	(0.22)	(0.27)	(0.47)	(0.62)

Net asset value, end of period	$23.50	$ 23.88	$ 21.26	$19.40	$ 17.66	$ 21.95

Total return[2]	3.28%	16.97%	10.71%	11.57%	(17.60%)	9.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,098	$85,366	$121,797	$158,010	$114,726	$161,726
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.91%[3]	1.89%	2.05%	2.11%	2.08%	2.10%
Expenses excluding waivers/reimbursements and expense reductions	1.92%[3]	1.93%	2.07%	2.11%	2.08%	2.11%
Net investment income (loss)	0.23%[3]	0.89%	0.92%	1.60%	1.84%	2.93%
Portfolio turnover rate	53%	114%	137%	112%	106%	60%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 23.85	$ 21.23	$ 19.39	$ 17.65	$ 21.95	$ 20.68

Income from investment operations
Net investment income (loss)	0.03[1]	0.20[1]	0.20[1]	0.30	0.37	0.62[1]
Net realized and unrealized gains or losses on investments	0.70	3.35	1.87	1.71	(4.20)	1.27

Total from investment operations	0.73	3.55	2.07	2.01	(3.83)	1.89

Distributions to shareholders from
Net investment income	(0.05)	(0.16)	(0.23)	(0.27)	(0.41)	(0.61)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)	(0.01)

Total distributions to shareholders	(1.12)	(0.93)	(0.23)	(0.27)	(0.47)	(0.62)

Net asset value, end of period	$ 23.46	$ 23.85	$ 21.23	$ 19.39	$ 17.65	$ 21.95

Total return[2]	3.25%	17.02%	10.70%	11.58%	(17.65%)	9.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,558	$37,607	$42,447	$25,780	$17,681	$16,871
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.91%[3]	1.89%	2.04%	2.11%	2.08%	2.09%
Expenses excluding waivers/reimbursements
and expense reductions	1.92%[3]	1.93%	2.06%	2.11%	2.08%	2.10%
Net investment income (loss)	0.22%[3]	0.87%	0.92%	1.62%	1.75%	2.87%
Portfolio turnover rate	53%	114%	137%	112%	106%	60%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$24.08	$21.43	$19.57	$17.81	$22.15	$20.87

Income from investment operations
Net investment income (loss)	0.14	0.43	0.42	0.47	0.58	0.87[2]
Net realized and unrealized gains or losses on investments	0.71	3.39	1.89	1.73	(4.24)	1.26

Total from investment operations	0.85	3.82	2.31	2.20	(3.66)	2.13

Distributions to shareholders from
Net investment income	(0.17)	(0.40)	(0.45)	(0.44)	(0.62)	(0.84)
Net realized gains	(1.07)	(0.77)	0	0	(0.06)	(0.01)

Total distributions to shareholders	(1.24)	(1.17)	(0.45)	(0.44)	(0.68)	(0.85)

Net asset value, end of period	$23.69	$24.08	$21.43	$19.57	$17.81	$22.15

Total return	3.75%	18.19%	11.81%	12.69%	(16.80%)	10.43%

Ratios and supplemental data
Net assets, end of period (millions)	$ 631	$ 640	$ 631	$ 575	$ 534	$ 718
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.92%[3]	0.89%	1.05%	1.11%	1.08%	1.09%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[3]	0.93%	1.07%	1.11%	1.08%	1.10%
Net investment income (loss)	1.21%[3]	1.87%	1.92%	2.65%	2.84%	3.93%
Portfolio turnover rate	53%	114%	137%	112%	106%	60%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS R	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$24.10	$21.42	$20.33

Income from investment operations
Net investment income (loss)	0.09	0.24	0.25
Net realized and unrealized gains or losses on investments	0.71	3.44	1.08

Total from investment operations	0.80	3.68	1.33

Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.24)
Net realized gains	(1.07)	(0.77)	0

Total distributions to shareholders	(1.18)	(1.00)	(0.24)

Net asset value, end of period	$23.72	$24.10	$21.42

Total return	3.52%	17.46%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 80	$ 88	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%[2]	1.47%	1.47%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.42%[2]	1.51%	1.49%[2]
Net investment income (loss)	0.73%[2]	0.88%	1.41%[2]
Portfolio turnover rate	53%	114%	137%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 12.7%
Hotels, Restaurants & Leisure 0.8%
Outback Steakhouse, Inc. (p)	209,383	$9,679,776

Media 3.4%
News Corp., Class B (p)	750,700	12,416,578
Omnicom Group, Inc.	140,000	11,450,600
Walt Disney Co.	684,100	17,314,571

		41,181,749

Multi-line Retail 4.0%
J.C. Penney Co., Inc.	453,100	25,282,980
Saks, Inc. *	773,800	14,942,078
Target Corp.	144,983	7,937,819

		48,162,877

Specialty Retail 4.5%
Best Buy Co., Inc.	246,900	12,507,954
Gap, Inc.	410,800	7,431,372
Home Depot, Inc.	213,000	8,637,150
Lowe’s Cos.	176,293	11,203,420
Pier 1 Imports, Inc. (p)	620,543	6,714,276
Zale Corp. * (p)	306,500	7,512,315

		54,006,487

CONSUMER STAPLES 7.0%
Beverages 1.0%
Diageo plc	800,000	11,936,188

Food & Staples Retailing 2.3%
Albertsons, Inc. (p)	295,000	7,419,250
BJ’s Wholesale Club, Inc. *	253,579	8,150,029
Wal-Mart Stores, Inc.	279,800	12,901,578

		28,470,857

Food Products 1.0%
General Mills, Inc.	253,200	12,308,052

Household Products 0.8%
Procter & Gamble Co.	155,600	9,216,188

Tobacco 1.9%
Altria Group, Inc.	318,955	23,073,205

ENERGY 13.4%
Energy Equipment & Services 1.1%
Nabors Industries, Ltd. *	81,800	6,646,250
Weatherford International, Ltd. *	150,600	6,743,868

		13,390,118

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 12.3%
Amerada Hess Corp.	50,000	$7,740,000
BP plc, ADR	313,722	22,685,238
Chevron Corp.	345,900	20,539,542
ConocoPhillips	448,800	29,037,360
Exxon Mobil Corp.	522,633	32,795,221
Massey Energy Co.	144,161	5,946,641
Occidental Petroleum Corp.	297,000	29,019,870

		147,763,872

FINANCIALS 26.9%
Capital Markets 4.1%
A.G. Edwards, Inc.	160,800	7,649,256
Bank of New York Co.	132,600	4,218,006
Goldman Sachs Group, Inc.	60,700	8,573,875
Merrill Lynch & Co., Inc.	210,500	15,802,235
Morgan Stanley	206,700	12,701,715

		48,945,087

Commercial Banks 6.8%
Bank of America Corp.	647,600	28,643,348
Marshall & Ilsley Corp.	137,900	5,783,526
PNC Financial Services Group, Inc.	405,400	26,294,244
SunTrust Banks, Inc.	78,000	5,573,100
Wells Fargo & Co.	246,000	15,340,560

		81,634,778

Diversified Financial Services 3.9%
Citigroup, Inc.	715,158	33,312,060
JPMorgan Chase & Co.	357,100	14,194,725

		47,506,785

Insurance 9.3%
Allstate Corp.	218,800	11,388,540
American International Group, Inc.	534,902	35,014,685
Assured Guaranty, Ltd.	184,600	4,701,762
Everest Re Group Ltd.	91,000	8,795,150
Genworth Financial, Inc., Class A	182,000	5,962,320
Hartford Financial Services Group, Inc.	83,700	6,882,651
Loews Corp.	126,300	12,464,547
Marsh & McLennan Cos.	470,500	14,298,495
St. Paul Travelers Companies, Inc.	172,200	7,814,436
XL Capital, Ltd., Class A	71,600	4,844,456

		112,167,042

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.8%
Countrywide Financial Corp.	267,200	$8,935,168
Freddie Mac	237,600	16,123,536
Golden West Financial Corp.	122,900	8,679,198

		33,737,902

HEALTH CARE 7.0%
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	289,400	10,664,390

Health Care Providers & Services 1.8%
Cardinal Health, Inc.	60,700	4,372,828
Caremark Rx, Inc. *	118,000	5,817,400
WellPoint, Inc. *	156,392	12,010,906

		22,201,134

Pharmaceuticals 4.3%
Johnson & Johnson	160,641	9,243,283
Merck & Co., Inc.	259,800	8,963,100
Pfizer, Inc.	881,449	22,635,610
Wyeth	228,450	10,565,813

		51,407,806

INDUSTRIALS 8.0%
Aerospace & Defense 1.8%
Lockheed Martin Corp.	199,200	13,475,880
United Technologies Corp.	146,868	8,572,685

		22,048,565

Industrial Conglomerates 3.6%
3M Co.	70,600	5,136,150
General Electric Co.	708,700	23,209,925
Tyco International, Ltd.	559,000	14,561,950

		42,908,025

Machinery 1.7%
Deere & Co.	175,000	12,558,000
Pall Corp. (p)	285,012	8,208,345

		20,766,345

Road & Rail 0.9%
Laidlaw International, Inc. (p)	401,673	10,925,506

INFORMATION TECHNOLOGY 7.7%
Communications Equipment 1.0%
Motorola, Inc.	518,200	11,768,322

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.7%
Dell, Inc. *	586,100	$17,178,591
Hewlett-Packard Co.	484,700	15,112,946

		32,291,537

IT Services 2.0%
Accenture, Ltd., Class A	180,700	5,697,471
Affiliated Computer Services, Inc., Class A * (p)	291,600	18,254,160

		23,951,631

Semiconductors & Semiconductor Equipment 0.5%
Altera Corp. *	321,850	6,214,923

Software 1.5%
Microsoft Corp.	405,900	11,426,085
Oracle Corp. *	580,400	7,295,628

		18,721,713

MATERIALS 5.9%
Chemicals 2.2%
Air Products & Chemicals, Inc.	123,379	7,611,251
Dow Chemical Co.	134,900	5,706,270
Ecolab, Inc. (p)	168,546	6,035,632
PPG Industries, Inc.	125,500	7,467,250

		26,820,403

Metals & Mining 2.1%
Alcoa, Inc.	463,000	14,584,500
Freeport-McMoRan Copper & Gold, Inc., Class B	174,679	11,223,125

		25,807,625

Paper & Forest Products 1.6%
Weyerhaeuser Co.	273,400	19,072,384

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	278,200	7,219,290
BellSouth Corp.	433,300	12,466,041

		19,685,331

Wireless Telecommunication Services 2.5%
Alltel Corp.	215,000	12,906,450
Sprint Nextel Corp.	720,400	16,489,956

		29,396,406

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

			Shares	Value

COMMON STOCKS continued
UTILITIES 5.5%
Electric Utilities 3.0%
Entergy Corp.			109,700	$7,625,247
FirstEnergy Corp.			133,700	6,698,370
Fortum Corp.			365,000	8,171,284
FPL Group, Inc.			335,400	14,016,366

				36,511,267

Independent Power Producers & Energy Traders 1.6%
Mirant Corp. * (p)			270,000	7,560,000
TXU Corp.			234,066	11,853,102

				19,413,102

Multi-Utilities 0.9%
Energy East Corp. (p)			412,000	10,238,200

Total Common Stocks (cost $1,016,242,064)				1,183,995,578

EXCHANGE TRADED FUNDS 1.0%
iShares MSCI Japan Index Fund	-		455,000	6,379,100
iShares Russell 1000 Value Index Fund			87,087	6,041,225

Total Exchange Traded Funds (cost $11,832,283)				12,420,325

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
Evergreen Institutional U.S. Government Money Market Fund ø			10,673,785	10,673,785
Navigator Prime Portfolio (p)(p)			58,673,027	58,673,027

Total Short-Term Investments		(cost $69,346,812)		69,346,812

Total Investments (cost $1,097,421,159) 105.0%				1,265,762,715
Other Assets and Liabilities (5.0%)				(59,816,272)

Net Assets 100.0%				$1,205,946,443

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

The following table shows the percent of total long-term investments by sector as of January 31, 2006:

Financials	27.3%
Energy	13.6%
Consumer Discretionary	12.9%
Industrials	8.2%
Information Technology	7.9%
Consumer Staples	7.2%
Health Care	7.1%
Materials	6.1%
Utilities	5.6%
Telecommunication Services	4.1%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,086,747,374) including $57,765,006 of
securities loaned	$1,255,088,930
Investments in affiliated money market fund, at value (cost $10,673,785)	10,673,785

Total investments	1,265,762,715
Foreign currency, at value (cost $27)	25
Receivable for Fund shares sold	240,253
Dividends receivable	970,103
Receivable for securities lending income	1,376
Prepaid expenses and other assets	92,050

Total assets	1,267,066,522

Liabilities
Payable for Fund shares redeemed	2,028,979
Payable for securities on loan	58,673,027
Advisory fee payable	19,651
Distribution Plan expenses payable	6,760
Due to other related parties	5,986
Accrued expenses and other liabilities	385,676

Total liabilities	61,120,079

Net assets	$1,205,946,443

Net assets represented by
Paid-in capital	$993,848,580
Overdistributed net investment income	(565,900)
Accumulated net realized gains on investments	44,322,209
Net unrealized gains on investments	168,341,554

Total net assets	$1,205,946,443

Net assets consists of
Class A	$470,255,069
Class B	71,098,485
Class C	33,558,334
Class I	630,954,523
Class R	80,032

Total net assets	$1,205,946,443

Shares outstanding (unlimited number of shares authorized)
Class A	19,849,555
Class B	3,026,037
Class C	1,430,699
Class I	26,630,859
Class R	3,374

Net asset value per share
Class A	$23.69
Class A — Offering price (based on sales charge of 5.75%)	$25.14
Class B	$23.50
Class C	$23.46
Class I	$23.69
Class R	$23.72

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends	$12,610,586
Income from affiliate	315,608
Securities lending	61,460

Total investment income	12,987,654

Expenses
Advisory fee	3,614,974
Distribution Plan expenses
Class A	717,673
Class B	385,661
Class C	174,085
Class R	194
Administrative services fee	606,190
Transfer agent fees	1,009,451
Trustees’ fees and expenses	8,462
Printing and postage expenses	93,642
Custodian and accounting fees	165,473
Registration and filing fees	88,285
Professional fees	24,386
Interest expense	185
Other	18,043

Total expenses	6,906,704
Less: Expense reductions	(9,152)
Fee waivers	(52,941)

Net expenses	6,844,611

Net investment income	6,143,043

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	48,728,925
Foreign currency related transactions	(18,846)

Net realized gains on investments	48,710,079
Net change in unrealized gains or losses on investments	(12,471,465)

Net realized and unrealized gains or losses on investments	36,238,614

Net increase in net assets resulting from operations	$42,381,657

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005

Operations
Net investment income		$6,143,043		$21,340,668
Net realized gains on investments		48,710,079		74,589,278
Net change in unrealized gains or
losses on investments		(12,471,465)		120,235,402

Net increase in net assets resulting
from operations		42,381,657		216,165,348

Distributions to shareholders from
Net investment income
Class A		(2,639,512)		(7,598,185)
Class B		(139,162)		(725,344)
Class C		(67,265)		(288,091)
Class I		(4,403,242)		(11,224,554)
Class R		(338)		(11)
Net realized gains
Class A		(21,181,870)		(17,360,749)
Class B		(3,375,106)		(3,780,080)
Class C		(1,527,291)		(1,356,367)
Class I		(27,914,256)		(22,017,460)
Class R		(3,355)		(38)

Total distributions to shareholders		(61,251,397)		(64,350,879)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	350,180	8,230,040	2,533,360	57,505,854
Class B	90,021	2,093,225	433,525	9,751,708
Class C	48,299	1,116,977	175,393	3,961,180
Class I	96,386	2,271,165	548,591	12,428,145
Class R	428	9,951	3,645	85,931

		13,721,358		83,732,818

Net asset value of shares issued in
reinvestment of distributions
Class A	975,794	22,241,179	1,028,304	23,376,557
Class B	140,699	3,170,677	183,465	4,121,220
Class C	55,470	1,248,493	58,905	1,322,657
Class I	1,299,739	29,650,408	1,336,900	30,396,205

		56,310,757		59,216,639

Automatic conversion of Class B
shares to Class A shares
Class A	283,016	6,704,546	1,189,238	27,142,528
Class B	(285,429)	(6,704,546)	(1,199,234)	(27,142,528)

		0		0

Payment for shares redeemed
Class A	(2,303,320)	(54,028,571)	(6,871,276)	(158,445,221)
Class B	(493,454)	(11,512,729)	(1,573,638)	(35,523,204)
Class C	(250,012)	(5,808,076)	(656,686)	(14,688,110)
Class I	(1,337,706)	(31,373,300)	(4,774,216)	(109,886,110)
Class R	(715)	(17,111)	(33)	(799)

		(102,739,787)		(318,543,444)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2006	Year Ended
	(unaudited)	July 31, 2005

Capital share transactions continued
Net decrease in net assets resulting
from capital share transactions	$(32,707,672)	$(175,593,987)

Total decrease in net assets	(51,577,412)	(23,779,518)

Net assets
Beginning of period	1,257,523,855	1,281,303,373

End of period	$1,205,946,443	$1,257,523,855

Undistributed (overdistributed) net
investment income	$(565,900)	$540,576

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . ORGANIZATION

Evergreen Equity Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2006, EIMC waived its advisory fee in the amount of $52,941.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2006, the Fund paid brokerage commissions of $89,701 to Wachovia Securities, LLC.

4 . DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2006, EIS received $6,439 from the sale of Class A shares and $81,885 and $1,220 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5 . SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $628,427,706 and $689,554,109, respectively, for the six months ended January 31, 2006.

During the six months ended January 31, 2006, the Fund loaned securities to certain brokers. At January 31, 2006, the value of securities on loan and the value of collateral amounted to $57,765,006 and $58,673,027, respectively.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,098,555,642. The gross unrealized appreciation and depreciation on securities based on tax cost was $175,178,561 and $7,971,488, respectively, with a net unrealized appreciation of $167,207,073.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2005, the Fund incurred and elected to defer post-October currency losses of $18,258.

6 . INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

7 . EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended January 31, 2006, the Fund had average borrowings outstanding of $3,839 (on an annualized basis) at a rate of 4.81% and paid interest of $185.

1 0 . CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

1 1 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

1 2 . SUBSEQUENT DISTRIBUTIONS

On March 16, 2006, the Fund declared distributions from net investment income to shareholders of record on March 16, 2006. The per share amounts payable on March 17, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.0550
Class B	0.0117
Class C	0.0122
Class I	0.0729
Class R	0.0360

These distributions are not reflected in the accompanying financial statements.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

28

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

29

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the third quintile (and above the median) over the recently completed one-year period and performed in the second quintile over recently completed three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had

30

ADDITIONAL INFORMATION (unaudited) continued

implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

31

TRUSTEES AND OFFICERS
TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565219 rv3 3/2006

Evergreen Fundamental Large Cap Fund

Evergreen

FUNDAMENTAL LARGE CAP FUND

Semiannual Report
as of January 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Fundamental Large Cap Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Walter T. McCormick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

6-month return with sales charge	-1.49%	-0.83%	3.17%	N/A

6-month return w/o sales charge	4.53%	4.17%	4.17%	4.69%

Average annual return*

1-year with sales charge	5.68%	6.30%	10.30%	N/A

1-year w/o sales charge	12.11%	11.30%	11.30%	12.45%

5-year	0.29%	0.42%	0.76%	1.77%

10-year	6.27%	6.12%	6.12%	7.19%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Fundamental Large Cap Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,045.28	$ 7.11
Class B	$ 1,000.00	$ 1,041.68	$10.65
Class C	$ 1,000.00	$ 1,041.68	$10.65
Class I	$ 1,000.00	$ 1,046.95	$ 5.52
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.25	$ 7.02
Class B	$ 1,000.00	$ 1,014.77	$10.51
Class C	$ 1,000.00	$ 1,014.77	$10.51
Class I	$ 1,000.00	$ 1,019.81	$ 5.45

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.38% for Class A, 2.07% for Class B, 2.07% for Class C and 1.07% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$23.25	$20.85	$20.02	$18.58	$23.92	$30.72

Income from investment operations
Net investment income (loss)	0.04[1]	0.14[1]	0.07[1]	0.12[1]	0.03[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	0.99	3.64	2.21	1.41	(4.39)	(3.12)

Total from investment operations	1.03	3.78	2.28	1.53	(4.36)	(3.17)

Distributions to shareholders from
Net investment income	(0.04)	(0.12)	0[2]	(0.09)	0	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)	(3.63)

Total distributions to shareholders	(0.47)	(1.38)	(1.45)	(0.09)	(0.98)	(3.63)

Net asset value, end of period	$23.81	$23.25	$20.85	$20.02	$18.58	$23.92

Total return[3]	4.53%	18.77%	11.78%	8.32%	(18.72%)	(11.35%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 867	$ 794	$ 364	$ 125	$ 103	$ 147
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.38%[4]	1.39%	1.61%	1.70%	1.56%	1.51%
Expenses excluding waivers/reimbursements
and expense reductions	1.42%[4]	1.49%	1.65%	1.70%	1.56%	1.51%
Net investment income (loss)	0.34%[4]	0.62%	0.36%	0.65%	0.14%	(0.19%)
Portfolio turnover rate	12%	44%	87%	72%	74%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$21.86	$19.72	$19.14	$17.80	$23.14	$30.05

Income from investment operations
Net investment income (loss)	(0.04)[1]	(0.01)[1]	(0.08)[1]	(0.01)[1]	(0.12)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	0.93	3.42	2.11	1.36	(4.24)	(3.03)

Total from investment operations	0.89	3.41	2.03	1.35	(4.36)	(3.28)

Distributions to shareholders from
Net investment income	0	(0.01)	0	(0.01)	0	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)	(3.63)

Total distributions to shareholders	(0.43)	(1.27)	(1.45)	(0.01)	(0.98)	(3.63)

Net asset value, end of period	$22.32	$21.86	$19.72	$19.14	$17.80	$23.14

Total return[2]	4.17%	17.93%	10.97%	7.60%	(19.37%)	(12.03%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 277	$ 340	$ 272	$ 242	$ 313	$ 505
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.07%[3]	2.10%	2.33%	2.43%	2.31%	2.26%
Expenses excluding waivers/reimbursements
and expense reductions	2.11%[3]	2.20%	2.37%	2.43%	2.31%	2.26%
Net investment income (loss)	(0.35%)[3]	(0.03%)	(0.36%)	(0.05%)	(0.60%)	(0.94%)
Portfolio turnover rate	12%	44%	87%	72%	74%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$21.86	$19.72	$19.14	$17.81	$23.14	$30.05

Income from investment operations
Net investment income (loss)	(0.04)[1]	0[1]	(0.08)[1]	(0.01)[1]	(0.12)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	0.93	3.42	2.11	1.35	(4.23)	(3.03)

Total from investment operations	0.89	3.42	2.03	1.34	(4.35)	(3.28)

Distributions to shareholders from
Net investment income	0	(0.02)	0	(0.01)	0	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)	(3.63)

Total distributions to shareholders	(0.43)	(1.28)	(1.45)	(0.01)	(0.98)	(3.63)

Net asset value, end of period	$22.32	$21.86	$19.72	$19.14	$17.81	$23.14

Total return[2]	4.17%	17.95%	10.97%	7.54%	(19.32%)	(12.03%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 101	$ 110	$ 116	$12	$ 12	$ 17
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.07%[3]	2.10%	2.31%	2.43%	2.31%	2.26%
Expenses excluding waivers/reimbursements
and expense reductions	2.11%[3]	2.20%	2.35%	2.43%	2.31%	2.26%
Net investment income (loss)	(0.36%)[3]	(0.01%)	(0.35%)	(0.07%)	(0.60%)	(0.94%)
Portfolio turnover rate	12%	44%	87%	72%	74%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$23.63	$21.16	$20.26	$18.80	$24.14	$30.90

Income from investment operations
Net investment income (loss)	0.08[2]	0.20[2]	0.13[2]	0.17[2]	0.09[2]	0.01[2]
Net realized and unrealized gains or losses on investments	1.01	3.70	2.25	1.44	(4.45)	(3.14)

Total from investment operations	1.09	3.90	2.38	1.61	(4.36)	(3.13)

Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.03)	(0.15)	0	0
Net realized gains	(0.43)	(1.26)	(1.45)	0	(0.98)	(3.63)

Total distributions to shareholders	(0.51)	(1.43)	(1.48)	(0.15)	(0.98)	(3.63)

Net asset value, end of period	$24.21	$23.63	$21.16	$20.26	$18.80	$24.14

Total return	4.69%	19.12%	12.12%	8.64%	(18.54%)	(11.14%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 284	$ 292	$ 83	$93	$ 113	$ 256
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.07%[3]	1.08%	1.33%	1.43%	1.31%	1.26%
Expenses excluding waivers/reimbursements
and expense reductions	1.11%[3]	1.18%	1.37%	1.43%	1.31%	1.26%
Net investment income (loss)	0.64%[3]	0.87%	0.64%	0.94%	0.40%	0.05%
Portfolio turnover rate	12%	44%	87%	72%	74%	26%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 9.5%
Internet & Catalog Retail 1.4%
Amazon.com, Inc. *	240,646	$10,785,754
eBay, Inc. *	249,207	10,740,821

		21,526,575

Media 2.6%
News Corp., Class A	498,769	7,860,599
Omnicom Group, Inc.	189,990	15,539,282
Time Warner, Inc.	526,775	9,234,366
Walt Disney Co.	305,796	7,739,697

		40,373,944

Multi-line Retail 2.0%
J.C. Penney Co., Inc.	247,995	13,838,121
Nordstrom, Inc.	388,238	16,197,289

		30,035,410

Specialty Retail 2.9%
Best Buy Co., Inc.	361,243	18,300,571
Chico’s FAS, Inc. *	264,013	11,500,406
Lowe’s Cos.	237,635	15,101,704

		44,902,681

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	240,290	8,638,426

CONSUMER STAPLES 8.7%
Beverages 1.8%
Diageo plc	625,098	9,326,609
Diageo plc, ADR (p)	50,383	3,023,988
PepsiCo, Inc.	262,387	15,003,288

		27,353,885

Food & Staples Retailing 2.3%
BJ’s Wholesale Club, Inc. * (p)	293,612	9,436,690
Wal-Mart Stores, Inc.	568,110	26,195,552

		35,632,242

Food Products 0.5%
General Mills, Inc.	163,203	7,933,298

Household Products 2.4%
Colgate-Palmolive Co.	223,013	12,241,184
Procter & Gamble Co.	402,472	23,838,416

		36,079,600

Tobacco 1.7%
Altria Group, Inc.	349,952	25,315,528

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 12.3%
Energy Equipment & Services 2.6%
Schlumberger, Ltd.	209,236	$26,667,128
Weatherford International, Ltd. *	293,706	13,152,155

		39,819,283

Oil, Gas & Consumable Fuels 9.7%
Apache Corp.	242,172	18,291,251
BP plc, ADR	360,281	26,051,919
ConocoPhillips	191,651	12,399,820
Exxon Mobil Corp.	904,992	56,788,248
Massey Energy Co. (p)	142,240	5,867,400
Occidental Petroleum Corp.	116,434	11,376,766
Peabody Energy Corp.	83,275	8,286,695
XTO Energy, Inc.	195,542	9,597,202

		148,659,301

FINANCIALS 18.7%
Capital Markets 5.0%
Goldman Sachs Group, Inc. (p)	109,345	15,444,981
Legg Mason, Inc.	103,308	13,399,048
Merrill Lynch & Co., Inc.	165,126	12,396,009
Morgan Stanley	230,505	14,164,532
State Street Corp.	184,707	11,167,385
T. Rowe Price Group, Inc.	124,866	9,543,508

		76,115,463

Commercial Banks 4.9%
Bank of America Corp.	710,071	31,406,440
U.S. Bancorp	479,556	14,343,520
Wells Fargo & Co.	333,201	20,778,415
Zions Bancorp	112,514	8,896,482

		75,424,857

Consumer Finance 1.3%
American Express Co.	232,053	12,171,180
Capital One Financial Corp.	98,257	8,184,808

		20,355,988

Diversified Financial Services 4.5%
Citigroup, Inc.	1,024,620	47,726,800
JPMorgan Chase & Co.	511,063	20,314,754

		68,041,554

Insurance 3.0%
American International Group, Inc.	246,568	16,140,341
Chubb Corp.	105,676	9,970,531
Hartford Financial Services Group, Inc.	109,636	9,015,368
Prudential Financial, Inc.	146,891	11,066,768

		46,193,008

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.4%
Biotechnology 2.1%
Amgen, Inc. *	202,166	$14,735,880
Biogen Idec, Inc. *	372,391	16,664,497

		31,400,377

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	384,622	14,173,321
Medtronic, Inc.	275,763	15,572,336
Zimmer Holdings, Inc. *	171,023	11,792,036

		41,537,693

Health Care Providers & Services 3.4%
Aetna, Inc.	263,124	25,470,403
Caremark Rx, Inc. *	368,434	18,163,796
WellPoint, Inc. *	110,838	8,512,359

		52,146,558

Pharmaceuticals 6.2%
Abbott Laboratories	249,374	10,760,488
Johnson & Johnson	429,357	24,705,202
Novartis AG, ADR	137,204	7,568,173
Pfizer, Inc.	1,142,696	29,344,433
Teva Pharmaceutical Industries, Ltd., ADR (p)	195,358	8,328,111
Wyeth	305,883	14,147,089

		94,853,496

INDUSTRIALS 8.1%
Aerospace & Defense 1.4%
Lockheed Martin Corp.	254,353	17,206,981
United Technologies Corp.	59,914	3,497,180

		20,704,161

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	169,083	12,666,008

Commercial Services & Supplies 0.5%
Cintas Corp. (p)	185,172	7,888,327

Electrical Equipment 0.8%
Rockwell Automation, Inc.	183,018	12,091,999

Industrial Conglomerates 2.8%
General Electric Co.	1,319,086	43,200,066

Machinery 1.7%
Deere & Co.	143,269	10,280,983
Pall Corp.	559,581	16,115,933

		26,396,916

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 17.8%
Communications Equipment 4.7%
Cisco Systems, Inc. *	1,206,162	$22,398,428
Motorola, Inc.	808,826	18,368,439
QUALCOMM, Inc.	647,242	31,041,726

		71,808,593

Computers & Peripherals 2.3%
Dell, Inc. *	379,480	11,122,559
Hewlett-Packard Co.	430,361	13,418,656
International Business Machines Corp.	131,989	10,730,706

		35,271,921

Internet Software & Services 1.5%
Google, Inc., Class A *	37,847	16,397,213
Yahoo!, Inc. *	203,652	6,993,409

		23,390,622

IT Services 1.1%
Accenture, Ltd., Class A *	383,216	12,082,800
Affiliated Computer Services, Inc., Class A * (p)	63,975	4,004,835

		16,087,635

Semiconductors & Semiconductor Equipment 2.7%
Altera Corp. *	1,107,386	21,383,623
Texas Instruments, Inc.	693,986	20,285,211

		41,668,834

Software 5.5%
Cadence Design Systems, Inc. * (p)	607,110	10,721,563
Microsoft Corp.	1,497,393	42,151,613
Oracle Corp. *	2,518,621	31,659,066

		84,532,242

MATERIALS 2.7%
Chemicals 1.5%
Air Products & Chemicals, Inc.	219,074	13,514,675
PPG Industries, Inc.	154,184	9,173,948

		22,688,623

Metals & Mining 0.6%
Phelps Dodge Corp.	61,622	9,890,331

Paper & Forest Products 0.6%
Weyerhaeuser Co.	130,208	9,083,310

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	352,633	9,150,827
Verizon Communications, Inc.	245,773	7,781,173

		16,932,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.7%
Alltel Corp.	189,883	$11,398,676
Sprint Nextel Corp.	629,377	14,406,440

		25,805,116

UTILITIES 2.1%
Electric Utilities 1.0%
DPL, Inc.	284,408	7,292,221
Exelon Corp.	145,466	8,352,658

		15,644,879

Independent Power Producers & Energy Traders 0.6%
TXU Corp.	179,644	9,097,172

Multi-Utilities 0.5%
PG&E Corp.	205,142	7,653,848

Total Common Stocks (cost $1,149,550,704)		1,484,841,770

SHORT-TERM INVESTMENTS 6.1%
MUTUAL FUND SHARES 6.1%
Evergreen Institutional U.S. Government Money Market Fund ø	47,166,407	47,166,407
Navigator Prime Portfolio (pp)	45,775,638	45,775,638

Total Short-Term Investments (cost $92,942,045)		92,942,045

Total Investments (cost $1,242,492,749) 103.2%		1,577,783,815
Other Assets and Liabilities (3.2%)		(48,553,154)

Net Assets 100.0%		$1,529,230,661

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2006:
Financials	19.2%
Information Technology	18.4%
Health Care	14.8%
Energy	12.7%
Consumer Discretionary	9.8%
Consumer Staples	8.9%
Industrials	8.3%
Telecommunication Services	2.9%
Materials	2.8%
Utilities	2.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,195,326,342) including $45,126,022
of securities loaned	$1,530,617,408
Investments in affiliated money market fund, at value (cost $47,166,407)	47,166,407

Total investments	1,577,783,815
Receivable for Fund shares sold	365,639
Dividends receivable	1,083,263
Receivable for securities lending income	223
Prepaid expenses and other assets	84,632

Total assets	1,579,317,572

Liabilities
Payable for Fund shares redeemed	3,348,860
Payable for securities on loan	45,775,638
Advisory fee payable	23,775
Distribution Plan expenses payable	17,548
Due to other related parties	458,803
Accrued expenses and other liabilities	462,287

Total liabilities	50,086,911

Net assets	$1,529,230,661

Net assets represented by
Paid-in capital	$1,519,410,569
Overdistributed net investment income	(821,691)
Accumulated net realized losses on investments	(324,645,392)
Net unrealized gains on investments	335,287,175

Total net assets	$1,529,230,661

Net assets consists of
Class A	$867,333,871
Class B	277,178,241
Class C	100,790,265
Class I	283,928,284

Total net assets	$1,529,230,661

Shares outstanding (unlimited number of shares authorized)
Class A	36,434,528
Class B	12,420,448
Class C	4,515,772
Class I	11,730,023

Net asset value per share
Class A	$23.81
Class A—Offering price (based on sales charge of 5.75%)	$25.26
Class B	$22.32
Class C	$22.32
Class I	$24.21

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,225)	$12,576,173
Income from affiliate	613,848
Securities lending	28,571

Total investment income	13,218,592

Expenses
Advisory fee	4,356,165
Distribution Plan expenses
Class A	1,269,868
Class B	1,512,660
Class C	524,023
Administrative services fee	765,831
Transfer agent fees	2,989,307
Trustees’ fees and expenses	10,230
Printing and postage expenses	144,129
Custodian and accounting fees	203,536
Registration and filing fees	52,828
Professional fees	26,342
Other	35,774

Total expenses	11,890,693
Less: Expense reductions	(11,764)
Fee waivers	(305,091)

Net expenses	11,573,838

Net investment income	1,644,754

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	27,577,129
Foreign currency related transactions	(8,163)

Net realized gains on investments	27,568,966
Net change in unrealized gains or losses on investments	37,556,910

Net realized and unrealized gains or losses on investments	65,125,876

Net increase in net assets resulting from operations	$66,770,630

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005

Operations
Net investment income		$1,644,754		$3,815,726
Net realized gains on investments		27,568,966		67,557,443
Net change in unrealized gains or
losses on investments		37,556,910		96,644,498

Net increase in net assets resulting
from operations		66,770,630		168,017,667

Distributions to shareholders from
Net investment income
Class A		(1,471,677)		(2,376,021)
Class B		0		(169,155)
Class C		0		(97,710)
Class I		(910,146)		(756,888)
Net realized gains
Class A		(16,037,941)		(23,081,332)
Class B		(5,736,567)		(14,716,441)
Class C		(2,035,042)		(6,721,069)
Class I		(5,120,384)		(4,599,438)

Total distributions to shareholders		(31,311,757)		(52,518,054)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,819,705	111,645,225	5,777,421	126,116,635
Class B	187,976	4,103,361	304,280	6,265,695
Class C	93,824	2,010,570	132,867	2,726,728
Class I	204,602	4,812,856	330,707	7,178,102

		122,572,012		142,287,160

Net asset value of shares issued in
reinvestment of distributions
Class A	732,454	16,801,641	1,151,396	24,563,071
Class B	256,870	5,512,444	705,340	14,124,651
Class C	87,140	1,870,014	316,236	6,333,081
Class I	233,547	5,453,808	226,910	4,932,373

		29,637,907		49,953,176

Automatic conversion of Class B shares
to Class A shares
Class A	1,274,828	29,718,804	2,989,023	65,534,322
Class B	(1,357,534)	(29,718,804)	(3,171,475)	(65,534,322)

		0		0

Payment for shares redeemed
Class A	(4,550,197)	(105,866,589)	(7,987,242)	(176,935,861)
Class B	(2,201,442)	(47,980,503)	(4,439,534)	(91,401,101)
Class C	(698,117)	(15,215,775)	(1,820,216)	(37,356,283)
Class I	(1,064,882)	(24,982,464)	(1,391,876)	(30,855,600)

		(194,045,331)		(336,548,845)

Net asset value of shares issued in
acquisition
Class A	0	0	14,758,248	330,894,432
Class B	0	0	8,327,059	175,703,569
Class C	0	0	529,172	11,164,943
Class I	0	0	9,258,910	211,029,873

		0		728,792,817

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2006	Year Ended
	(unaudited)	July 31, 2005

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(41,835,412)	$584,484,308

Total increase (decrease) in net assets	(6,376,539)	699,983,921
Net assets
Beginning of period	1,535,607,200	835,623,279

End of period	$1,529,230,661	$1,535,607,200

Overdistributed net investment income	$(821,691)	$(84,622)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2006, EIMC waived its advisory fee in the amount of $305,091.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2006, the Fund paid brokerage commissions of $53,251 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2006, EIS received $7,578 from the sale of Class A shares and $321,173 and $2,481 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on June 10, 2005, the Fund acquired the net assets of Evergreen Blue Chip Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Blue Chip Fund at an exchange ratio of 1.13, 1.14, 1.14 and 1.11 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. On the same date, the Fund also acquired the net assets of Evergreen Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Fund at an exchange ratio of 0.57, 0.56, 0.56 and 0.57 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $847,431,758.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net		Number of
Acquired	Assets	Unrealized	Shares
Fund	Acquired	Appreciation	Issued

Evergreen Blue Chip	$ 327,384,743	$ 51,592,464	8,045,663	Class A
Fund			6,509,242	Class B
			353,650	Class C
			95,825	Class I
Evergreen Fund	401,408,074	57,439,666	6,712,585	Class A
			1,817,817	Class B
			175,522	Class C
			9,163,085	Class I

The aggregate net assets of the Fund immediately after these acquisitions were $1,576,224,575.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $175,929,858 and $279,437,528, respectively, for the six months ended January 31, 2006.

During the six months ended January 31, 2006, the Fund loaned securities to certain brokers. At January 31, 2006, the value of securities on loan and the value of collateral amounted to $45,126,022 and $45,775,638, respectively.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,253,712,654. The gross unrealized appreciation and depreciation on securities based on tax cost was $333,748,446 and $9,677,285, respectively, with a net unrealized appreciation of $324,071,161.

As of July 31, 2005, the Fund had $339,525,189 in capital loss carryovers for federal income tax purposes with $116,992,913 expiring in 2009, $219,948,323 expiring in 2010 and $2,583,953 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers were limited during the year ended July 31, 2005 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limi-

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. SUBSEQUENT DISTRIBUTIONS

On March 16, 2006, the Fund declared distributions from net investment income to shareholders of record on March 15, 2006. The per share amounts payable on March 17, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.0198
Class I	0.0380

These distributions are not reflected in the accompanying financial statements.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

28

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the first quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had

29

ADDITIONAL INFORMATION (unaudited) continued

implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565221 rv3 3/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565221 rv3 3/2006

Evergreen Large Cap Value Fund

Evergreen

LARGE CAP VALUE FUND

Semiannual Report
as of January 31, 2006.

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Cap Value Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Manager:

• Edmond Choi

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/31/1989

	Class A	Class B	Class C	Class I
Class inception date	5/31/1989	1/6/2003	1/6/2003	1/6/2003

Nasdaq symbol	EILAX	EILBX	EILCX	EILIX

6-month return with sales charge	-5.06%	-4.70%	-0.62%	N/A

6-month return w/o sales charge	0.70%	0.30%	0.38%	0.89%

Average annual return*

1-year with sales charge	0.81%	1.15%	5.22%	N/A

1-year w/o sales charge	7.00%	6.15%	6.22%	7.19%

5-year	2.80%	3.14%	3.51%	4.11%

10-year	8.56%	8.93%	8.93%	9.25%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund’s predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,007.01	$ 5.82
Class B	$ 1,000.00	$ 1,003.00	$ 9.79
Class C	$ 1,000.00	$ 1,003.79	$ 9.80
Class I	$ 1,000.00	$ 1,008.92	$ 4.76
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.41	$ 5.85
Class B	$ 1,000.00	$ 1,015.43	$ 9.86
Class C	$ 1,000.00	$ 1,015.43	$ 9.86
Class I	$ 1,000.00	$ 1,020.47	$ 4.79

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.94% for Class B, 1.94% for Class C and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,			Year Ended February 28,
	January 31, 2006
CLASS A	(unaudited)	2005	2004	2003[1]	2003[2]	2002[2,3]	2001[2]

Net asset value, beginning of period	$11.54	$10.36	$ 8.84	$ 7.76	$10.83	$11.37	$11.15

Income from investment operations
Net investment income (loss)	0.05	0.12	0.10[4]	0.05	0.24	0.22	0.28
Net realized and unrealized gains or losses on
investments	0.03	1.17	1.51	1.21	(2.59)	0.03[5]	2.68

Total from investment operations	0.08	1.29	1.61	1.26	(2.35)	0.25	2.96

Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.09)	(0.18)	(0.12)	(0.20)	(0.29)
Net realized gains	0	0	0	0	(0.60)	(0.59)	(2.45)

Total distributions to shareholders	(0.06)	(0.11)	(0.09)	(0.18)	(0.72)	(0.79)	(2.74)

Net asset value, end of period	$11.56	$11.54	$10.36	$ 8.84	$ 7.76	$10.83	$11.37

Total return[6]	0.70%[7]	12.51%	18.23%	16.32%	(22.64%)	2.17%	28.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,963	$61,818	$44,423	$22,310	$17,730	$114,299	$116,067
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.15%[8]	1.12%	1.19%	1.17%[8]	0.78%	0.75%	0.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.29%[8]	1.33%	1.57%	1.95%[8]	1.06%	0.94%	0.93%
Net investment income (loss)	0.81%[8]	1.15%	1.01%	1.38%[8]	1.52%	1.97%	2.34%
Portfolio turnover rate	59%	60%	130%	56%	150%	72%	36%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

2 Effective at the close of business on January 3, 2003, the Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to January 6, 2003 are those of GMO Pelican Fund.

3 As required, effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended February 28, 2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16% . The above per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation .

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

6 Excluding applicable sales charges

7 Total return increased 0.17% during the period due to a voluntary reimbursement by the investme nt sub-advisor for losses incurred due to the correction of a trading error.

8 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,
	January 31, 2006				Year Ended
CLASS B	(unaudited)	2005	2004	2003[1]	February 28, 2003[2]

Net asset value, beginning of period	$11.51	$10.34	$ 8.82	$ 7.76	$ 8.55

Income from investment operations
Net investment income (loss)	0	0.04	0.02[3]	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	0.03	1.15	1.51	1.20	(0.79)

Total from investment operations	0.03	1.19	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.15)	0

Net asset value, end of period	$11.53	$11.51	$10.34	$ 8.82	$ 7.76

Total return[4]	0.30%[5]	11.57%	17.33%	15.71%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$24,415	$25,751	$19,835	$5,790	$1,174
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.94%[6]	1.94%	2.05%	2.14%[6]	2.15%[6]
Expenses excluding waivers/reimbursements and expense reductions	2.07%[6]	2.11%	2.41%	2.91%[6]	2.15%[6]
Net investment income (loss)	0.02%[6]	0.33%	0.15%	0.34%[6]	0.13%[6]
Portfolio turnover rate	59%	60%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Total return increased 0.17% during the period due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.

6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,
	January 31, 2006				Year Ended
CLASS C	(unaudited)	2005	2004	2003[1]	February 28, 2003[2]

Net asset value, beginning of period	$11.52	$10.35	$ 8.83	$ 7.76	$ 8.55

Income from investment operations
Net investment income (loss)	0	0.04	0.01[3]	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	0.04	1.15	1.52	1.20	(0.79)

Total from investment operations	0.04	1.19	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.14)	0

Net asset value, end of period	$11.55	$11.52	$10.35	$ 8.83	$ 7.76

Total return[4]	0.38%[5]	11.54%	17.33%	15.73%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,590	$11,827	$10,860	$2,824	$144
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.94%[6]	1.94%	2.05%	2.16%[6]	2.14%[6]
Expenses excluding waivers/reimbursements and expense reductions	2.07%[6]	2.11%	2.41%	2.93%[6]	2.14%[6]
Net investment income (loss)	0.02%[6]	0.35%	0.15%	0.29%[6]	0.25%[6]
Portfolio turnover rate	59%	60%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
3 Net investment income (loss) per share is based on average shares outstanding during the period.
4 Excluding applicable sales charges
5 Total return increased 0.17% during the period due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.
6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,
	January 31, 2006				Year Ended
CLASS I	(unaudited)	2005	2004	2003[1]	February 28, 2003[2]

Net asset value, beginning of period	$11.53	$10.36	$ 8.84	$ 7.76	$ 8.55

Income from investment operations
Net investment income (loss)	0.06[3]	0.13[3]	0.12[3]	0.09	0.01[3]
Net realized and unrealized gains or losses on investments	0.04	1.17	1.50	1.17	(0.80)

Total from investment operations	0.10	1.30	1.62	1.26	(0.79)

Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.10)	(0.18)	0

Net asset value, end of period	$11.56	$11.53	$10.36	$ 8.84	$ 7.76

Total return	0.89%[4]	12.60%	18.36%	16.36%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,163	$46,279	$6,316	$476	$ 136
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%[5]	0.94%	1.06%	1.14%[5]	1.21%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.07%[5]	1.11%	1.42%	1.91%[5]	1.21%[5]
Net investment income (loss)	1.03%[5]	1.18%	1.15%	1.34%[5]	1.09%[5]
Portfolio turnover rate	59%	60%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
3 Net investment income (loss) per share is based on average shares outstanding during the period.
4 Total return increased 0.17% during the period due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.
5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 16.7%
Auto Components 1.0%
Johnson Controls, Inc.	13,300	$ 920,892

Automobiles 0.2%
Harley-Davidson, Inc. (P)	3,500	187,355

Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A *	9,300	517,731
Weight Watchers International, Inc. * (P)	2,600	122,304

		640,035

Hotels, Restaurants & Leisure 0.4%
Applebee’s International, Inc.	17,400	417,078

Household Durables 5.0%
Centex Corp.	15,400	1,099,406
D.R. Horton, Inc.	12,500	466,500
Hovnanian Enterprises, Inc., Class A * (P)	2,900	140,418
KB Home	12,900	982,980
Pulte Homes, Inc.	31,800	1,268,820
Ryland Group, Inc. (P)	5,400	390,744
Standard Pacific Corp. (P)	11,500	447,350

		4,796,218

Media 0.6%
Omnicom Group, Inc. *	6,700	547,993

Multi-line Retail 1.2%
Dollar General Corp.	68,600	1,159,340

Specialty Retail 5.7%
Bed, Bath & Beyond, Inc. *	16,000	598,560
Home Depot, Inc.	73,400	2,976,370
Lowe’s Cos.	29,500	1,874,725

		5,449,655

Textiles, Apparel & Luxury Goods 1.9%
Jones Apparel Group, Inc.	27,400	857,072
Liz Claiborne, Inc.	25,900	899,248

		1,756,320

CONSUMER STAPLES 9.5%
Food & Staples Retailing 4.5%
Kroger Co. *	41,400	761,760
Safeway, Inc.	9,000	210,960
SUPERVALU, Inc.	37,200	1,187,796
Wal-Mart Stores, Inc.	45,600	2,102,616

		4,263,132

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.1%
Dean Foods Co. *	26,400	$ 1,001,352
Sara Lee Corp.	54,800	1,001,744

		2,003,096

Household Products 1.0%
Kimberly-Clark Corp.	16,600	948,192

Tobacco 1.9%
Altria Group, Inc.	24,900	1,801,266

ENERGY 4.6%
Oil, Gas & Consumable Fuels 4.6%
ConocoPhillips	33,200	2,148,040
Exxon Mobil Corp.	20,100	1,261,275
Valero Energy Corp.	15,400	961,422

		4,370,737

FINANCIALS 31.1%
Capital Markets 3.9%
Bear Stearns Cos.	2,400	303,504
Lehman Brothers Holdings, Inc.	16,400	2,303,380
Morgan Stanley	17,400	1,069,230

		3,676,114

Commercial Banks 4.6%
Bank of America Corp.	65,224	2,884,857
Comerica, Inc.	1,900	105,393
National City Corp.	40,500	1,384,290

		4,374,540

Consumer Finance 1.8%
Capital One Financial Corp.	20,700	1,724,310

Diversified Financial Services 2.1%
Citigroup, Inc.	42,700	1,988,966

Insurance 15.3%
AFLAC, Inc.	9,200	431,940
Allstate Corp.	36,000	1,873,800
Ambac Financial Group, Inc.	11,500	883,315
American International Group, Inc.	66,600	4,359,636
Chubb Corp.	11,500	1,085,025
CNA Financial Corp. * (P)	30,800	973,896
Hartford Financial Services Group, Inc.	16,800	1,381,464
Marsh & McLennan Cos.	15,200	461,928

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MetLife, Inc.	20,800	$ 1,043,328
Old Republic International Corp.	64,125	1,375,481
Progressive Corp.	1,300	136,552
Protective Life Corp.	12,100	543,895
Torchmark Corp.	900	50,490

		14,600,750

Thrifts & Mortgage Finance 3.4%
Fannie Mae	7,900	457,726
Freddie Mac	8,700	590,382
IndyMac Bancorp, Inc. (P)	5,300	216,558
New York Community Bancorp, Inc. (P)	14,500	247,370
Radian Group, Inc.	13,100	749,713
Washington Mutual, Inc.	23,636	1,000,276

		3,262,025

HEALTH CARE 15.4%
Health Care Equipment & Supplies 0.2%
Medtronic, Inc.	2,900	163,763

Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	7,300	318,572
Cardinal Health, Inc.	7,500	540,300
CIGNA Corp.	7,100	863,360
Health Net, Inc. *	21,600	1,066,392
Pharmaceutical Product Development, Inc.	11,200	774,816
UnitedHealth Group, Inc.	8,500	505,070

		4,068,510

Pharmaceuticals 10.9%
Forest Laboratories, Inc. *	12,200	564,616
Johnson & Johnson	33,700	1,939,098
Merck & Co., Inc.	64,300	2,218,350
Pfizer, Inc.	188,900	4,850,952
Wyeth	17,300	800,125

		10,373,141

INDUSTRIALS 1.9%
Aerospace & Defense 0.8%
United Technologies Corp.	13,200	770,484

Commercial Services & Supplies 0.9%
Cendant Corp.	53,700	898,938

Machinery 0.2%
Danaher Corp.	2,800	158,592

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 11.5%
Computers & Peripherals 8.0%
Dell, Inc. *	111,900	$ 3,279,789
Hewlett-Packard Co.	117,200	3,654,296
Lexmark International, Inc., Class A * (P)	13,900	675,123
QLogic Corp. *	1,800	71,406

		7,680,614

Electronic Equipment & Instruments 0.6%
Ingram Micro, Inc., Class A *	29,100	563,085

IT Services 1.4%
First Data Corp.	29,000	1,307,900

Software 1.5%
Microsoft Corp.	50,100	1,410,315

MATERIALS 0.7%
Chemicals 0.7%
Ashland, Inc. (P)	10,300	678,976

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	48,400	1,255,980
BellSouth Corp.	29,200	840,084
Verizon Communications, Inc.	18,700	592,042

		2,688,106

UTILITIES 2.5%
Electric Utilities 0.9%
American Electric Power Co., Inc.	23,900	891,948

Multi-Utilities 1.6%
Sempra Energy	30,700	1,475,135

Total Common Stocks (cost $84,238,346)		92,017,521

SHORT-TERM INVESTMENTS 7.4%
MUTUAL FUND SHARES 7.4%
Evergreen Institutional Money Market Fund (O)	3,129,469	3,129,469
Navigator Prime Portfolio (P)(P)	3,901,960	3,901,960

Total Short-Term Investments (cost $7,031,429)		7,031,429

Total Investments (cost $91,269,775) 104.1%		99,048,950
Other Assets and Liabilities (4.1%)		(3,918,031)

Net Assets 100.0%		$95,130,919

(P)	All or a portion of this security is on loan.
*	Non-income producing security
(O)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(P)(P)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

The following table shows the percent of total long-term investments by sector as of January 31, 2006:

Financials	32.2%
Consumer Discretionary	17.3%
Health Care	15.9%
Information Technology	11.9%
Consumer Staples	9.8%
Telecommunication Services	4.7%
Energy	2.9%
Industrials	2.6%
Utilities	2.0%
Materials	0.7%

100.0%

See Notes to Financial Statements
15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $88,140,306) including $3,784,016 of
securities loaned	$ 95,919,481
Investments in affiliated money market fund, at value (cost $3,129,469)	3,129,469

Total investments	99,048,950
Receivable for Fund shares sold	35,980
Dividends receivable	158,305
Receivable for securities lending income	323
Prepaid expenses and other assets	32,937

Total assets	99,276,495

Liabilities
Payable for Fund shares redeemed	208,366
Payable for securities on loan	3,901,960
Advisory fee payable	1,246
Distribution Plan expenses payable	1,302
Due to other related parties	805
Accrued expenses and other liabilities	31,897

Total liabilities	4,145,576

Net assets	$ 95,130,919

Net assets represented by
Paid-in capital	$ 88,362,998
Undistributed net investment income	4,412
Accumulated net realized losses on investments	(1,015,666)
Net unrealized gains on investments	7,779,175

Total net assets	$ 95,130,919

Net assets consists of
Class A	$ 56,963,171
Class B	24,415,165
Class C	10,589,791
Class I	3,162,792

Total net assets	$ 95,130,919

Shares outstanding (unlimited number of shares authorized)
Class A	4,927,407
Class B	2,117,403
Class C	917,239
Class I	273,705

Net asset value per share
Class A	$ 11.56
Class A — Offering price (based on sales charge of 5.75%)	$ 12.27
Class B	$ 11.53
Class C	$ 11.55
Class I	$ 11.56

See Notes to Financial Statements
16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends	$ 1,283,205
Income from affiliate	110,313
Interest	6,615
Securities lending	2,326

Total investment income	1,402,459

Expenses
Advisory fee	499,468
Distribution Plan expenses
Class A	64,827
Class B	124,146
Class C	55,970
Administrative services fee	70,957
Transfer agent fees	114,228
Trustees’ fees and expenses	2,319
Printing and postage expenses	16,786
Custodian and accounting fees	20,957
Registration and filing fees	30,943
Professional fees	9,631
Other	1,726

Total expenses	1,011,958
Less: Expense reductions	(1,154)
Fee waivers and expense reimbursements	(97,725)

Net expenses	913,079

Net investment income	489,380

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	3,467,053
Futures contracts	18,774
Net increase from payments by the investment sub-advisor for net losses realized due
to the correction of a trading error.	231,079

Net realized gains on investments	3,716,906
Net change in unrealized gains or losses on investments	(3,064,965)

Net realized and unrealized gains or losses on investments	651,941

Net increase in net assets resulting from operations	$ 1,141,321

See Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005

Operations
Net investment income	$ 489,380		$ 1,024,392
Net realized gains on investments	3,716,906		2,648,638
Net change in unrealized gains or losses
on investments	(3,064,965)		8,784,886

Net increase in net assets resulting from
operations	1,141,321		12,457,916

Distributions to shareholders from
Net investment income
Class A		(312,683)		(550,391)
Class B		(31,207)		(53,622)
Class C		(13,022)		(25,104)
Class I		(297,159)		(312,054)

Total distributions to shareholders	(654,071)		(941,171)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	274,376	3,110,786	1,718,080	18,570,873
Class B	127,639	1,439,642	786,667	8,473,343
Class C	74,712	844,558	252,495	2,699,412
Class I	545,052	6,144,734	3,989,207	44,619,212

	11,539,720		74,362,840

Net asset value of shares issued in
reinvestment of distributions
Class A	24,857	284,127	45,759	503,531
Class B	2,488	28,493	4,512	49,144
Class C	922	10,571	1,905	20,723
Class I	25,566	292,336	25,087	279,151

	615,527		852,549

Automatic conversion of Class B
shares to Class A shares
Class A	39,194	449,301	89,004	979,546
Class B	(39,301)	(449,301)	(89,228)	(979,546)

	0		0

Payment for shares redeemed
Class A	(770,045)	(8,730,902)	(781,468)	(8,569,146)
Class B	(211,604)	(2,386,419)	(382,288)	(4,158,377)
Class C	(185,111)	(2,091,323)	(276,953)	(3,013,428)
Class I	(4,309,009)	(49,978,001)	(611,733)	(6,749,351)

	(63,186,645)		(22,490,302)

Net increase (decrease) in net assets
resulting from capital share transactions	(51,031,398)		52,725,087

Total increase (decrease) in net assets	(50,544,148)		64,241,832
Net assets
Beginning of period	145,675,067		81,433,235

End of period	$ 95,130,919		$ 145,675,067

Undistributed net investment income	$ 4,412		$ 169,103

See Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2006, EIMC waived its advisory fee in the amount of $95,147 and reimbursed Distribution Plan expenses (See Note 4) relating to Class A shares in the amount of $2,578.

During the six months ended January 31, 2006, the Fund incurred a loss of $231,079 due to the correction of a trading error. GMO reimbursed the Fund for the loss, which had an impact of approximately $0.02 per share on the net asset values of each class of shares of the Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares. Class A assets received from the predecessor fund, GMO Pelican Fund, are not assessed a distribution fee.

For the six months ended January 31, 2006, EIS received $5,519 from the sale of Class A shares and $27,649, and $181 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $76,433,484 and $123,403,793, respectively, for the six months ended January 31, 2006.

During the six months ended January 31, 2006, the Fund loaned securities to certain brokers. At January 31, 2006, the value of securities on loan and the value of collateral amounted to $3,784,016 and $3,901,960, respectively.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $93,095,760. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,238,368 and $2,285,178, respectively, with a net unrealized appreciation of $5,953,190.

As of July 31, 2005, the Fund had $3,826,290 in capital loss carryovers for federal income tax purposes expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2006, the Fund had no borrowings under this agreement.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On March 16, 2006, the Fund declared distributions from net investment income to shareholders of record on March 15, 2006. The per share amounts payable on March 17, 2006 were as follows:

Net Investment
Income

Class A	$ 0.0236
Class B	0.0005
Class C	0.0005
Class I	0.0297

These distributions are not reflected in the accompanying financial statements.
24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with Grantham, Mayo and Van Otterloo & Co. LLC (“GMO”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC, or GMO, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

25

ADDITIONAL INFORMATION (unaudited) continued

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC and GMO. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with GMO. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC and GMO formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment

26

ADDITIONAL INFORMATION (unaudited) continued

philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and GMO, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and GMO were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and GMO, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fourth quintile over recently completed one- and three-year periods and performed in the first quintile over the recently completed five-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

27

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

567762 rv3 3/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567762 rv3 3/2006

Evergreen Small Cap Value Fund

Evergreen

SMALL CAP VALUE FUND

Semiannual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Small Cap Value Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients, in these uncertain times, with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• J.L. Kaplan Associates, LLC

Portfolio Managers:

• James L. Kaplan, Ph.D.
• Paul Weisman
• Regina B. Wiedenski

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

6-month return with sales charge	1.11%	1.89%	5.84%	N/A

6-month return w/o sales charge	7.27%	6.89%	6.84%	7.42%

Average annual return*

1-year with sales charge	10.34%	11.24%	15.23%	N/A

1-year w/o sales charge	17.09%	16.24%	16.23%	17.40%

5-year	11.33%	12.17%	12.43%	13.03%

Since portfolio inception	11.10%	12.16%	12.17%	12.54%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund’s predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Small Cap Value Fund Class A shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,072.73	$ 7.63
Class B	$ 1,000.00	$ 1,068.87	$11.52
Class C	$ 1,000.00	$ 1,068.38	$11.52
Class I	$ 1,000.00	$ 1,074.20	$ 6.33
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.85	$ 7.43
Class B	$ 1,000.00	$ 1,014.06	$11.22
Class C	$ 1,000.00	$ 1,014.06	$11.22
Class I	$ 1,000.00	$ 1,019.11	$ 6.16

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.46% for Class A, 2.21% for Class B, 2.21% for Class C and 1.21% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,			Year Ended August 31,
	January 31, 2006
CLASS A	(unaudited)	2005	2004	2003[1,2]	2002[2]	2001[2]	2000[2]

Net asset value, beginning of period	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$ 17.51	$14.89	$13.52

Income from investment operations
Net investment income (loss)	(0.03)	(0.12)	(0.07)	(0.10)	(0.14)	(0.06)	(0.06)
Net realized and unrealized gains or losses
on investments	1.71	5.04	3.02	1.91	(0.16)	3.46	1.61
Total from investment operations	1.68	4.92	2.95	1.81	(0.30)	3.40	1.55

Distributions to shareholders from
Net realized gains	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)	(0.18)

Net asset value, end of period	$ 24.85	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$17.51	$14.89

Total return[3]	7.27%	24.39%[4]	16.16%	10.86%	(1.76%)	23.94%	11.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$95,684	$100,763	$66,878	$35,905	$26,335	$8,922	$5,179
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.46%[5]	1.53%	1.60%	1.76%[5]	1.75%	1.75%	1.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.46%[5]	1.53%	1.60%	1.81%[5]	1.86%	2.04%	2.37%
Net investment income (loss)	(0.17%)[5]	(0.59%)	(0.54%)	(0.70%)[5]	(0.80%)	(0.38%)	(0.48%)
Portfolio turnover rate	18%	56%	43%	27%	31%	52%	58%

[1]	For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[2]	Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

[3]	Excluding applicable sales charges

[4]	Total return increased 0.16% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

[5]	Annualized

7

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS B	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 24.48	$ 21.11	$18.76	$16.21

Income from investment operations
Net investment income (loss)	(0.11)	(0.22)	(0.12)	(0.06)[2]
Net realized and unrealized gains or losses on investments	1.70	5.00	2.98	2.61
Total from investment operations	1.59	4.78	2.86	2.55

Distributions to shareholders from
Net realized gains	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 24.79	$ 24.48	$21.11	$18.76

Total return[3]	6.89%	23.49%[4]	15.45%	15.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,244	$11,086	$5,663	$ 163
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.21%[5]	2.24%	2.25%	2.47%[5]
Expenses excluding waivers/reimbursements and expense reductions	2.21%[5]	2.24%	2.25%	2.47%[5]
Net investment income (loss)	(0.91%)[5]	(1.29%)	(1.20%)	(1.40%)[5]
Portfolio turnover rate	18%	56%	43%	27%

[1]	For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]	Net investment income (loss) per share is based on average shares outstanding during the period.

[3]	Excluding applicable sales charges

[4]	Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

[5]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS C	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 24.50	$ 21.12	$18.77	$16.21

Income from investment operations
Net investment income (loss)	(0.12)	(0.20)	(0.12)	(0.05)[2]
Net realized and unrealized gains or losses on investments	1.70	4.99	2.98	2.61
Total from investment operations	1.58	4.79	2.86	2.56

Distributions to shareholders from
Net realized gains	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 24.80	$ 24.50	$21.12	$18.77

Total return[3]	6.84%	23.53%[4]	15.44%	15.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,631	$11,976	$5,510	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.21%[5]	2.24%	2.25%	2.39%[5]
Expenses excluding waivers/reimbursements and expense reductions	2.21%[5]	2.24%	2.25%	2.39%[5]
Net investment income (loss)	(0.92%)[5]	(1.30%)	(1.20%)	(1.29%)[5]
Portfolio turnover rate	18%	56%	43%	27%

[1]	For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]	Net investment income (loss) per share is based on average shares outstanding during the period.

[3]	Excluding applicable sales charges

[4]	Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

[5]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,			Year Ended August 31,
	January 31, 2006
CLASS I	(unaudited)	2005	2004	2003[1,2]	2002[2]	2001[2]	2000[2]

Net asset value, beginning of period	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$ 17.67	$ 14.97	$ 13.54

Income from investment operations
Net investment income (loss)	0.01	(0.07)	(0.05)	(0.05)	(0.08)	0	0
Net realized and unrealized gains or losses
on investments	1.75	5.17	3.12	1.94	(0.16)	3.48	1.61
Total from investment operations	1.76	5.10	3.07	1.89	(0.24)	3.48	1.61

Distributions to shareholders from
Net investment income	0	0	0	0	0	0[3]	0[3]
Net realized gains	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)	(0.18)
Total distributions to shareholders	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)	(0.18)

Net asset value, end of period	$ 25.53	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$ 17.67	$ 14.97

Total return	7.42%	24.76%[4]	16.55%	11.19%	(1.40%)	24.37%	12.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$385,244	$335,601	$216,778	$154,397	$108,157	$73,217	$29,171
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.21%[5]	1.24%	1.26%	1.40%[5]	1.40%	1.40%	1.40%
Expenses excluding waivers/reimbursements
and expense reductions	1.21%[5]	1.24%	1.26%	1.45%[5]	1.51%	1.69%	1.90%
Net investment income (loss)	0.09%[5]	(0.30%)	(0.21%)	(0.35%)[5]	(0.45%)	(0.03%)	0.00%
Portfolio turnover rate	18%	56%	43%	27%	31%	52%	58%

[1]	For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[2]	Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

[3]	Amount represents less than $0.005 per share.

[4]	Total return increased 0.14% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

[5]	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 91.7%
CONSUMER DISCRETIONARY 16.8%
Auto Components 1.7%
BorgWarner, Inc.	155,000	$8,545,150

Hotels, Restaurants & Leisure 1.4%
Intrawest Corp.	250,000	7,022,500

Household Durables 0.8%
WCI Communities, Inc. *	150,000	4,131,000

Leisure Equipment & Products 1.9%
Polaris Industries, Inc.	180,000	9,819,000

Media 2.4%
Cadmus Communications Corp.	235,000	4,462,650
Citadel Broadcasting Corp. *	300,000	3,690,000
Cumulus Media, Inc., Class A *	285,000	3,764,850

		11,917,500

Specialty Retail 8.6%
Aeropostale, Inc. *	215,000	6,499,450
Claire’s Stores, Inc.	550,000	17,413,000
Foot Locker, Inc.	400,000	9,088,000
Group 1 Automotive, Inc. *	300,000	10,344,000

		43,344,450

CONSUMER STAPLES 3.7%
Food Products 2.8%
Chiquita Brands International, Inc.	235,000	4,255,850
Reddy Ice Holdings, Inc.	200,000	4,498,000
Smithfield Foods, Inc. *	200,000	5,368,000

		14,121,850

Household Products 0.9%
Spectrum Brands, Inc. *	240,000	4,538,400

ENERGY 8.3%
Energy Equipment & Services 4.7%
Maverick Tube Corp. *	205,200	9,818,820
Superior Energy Services, Inc. *	525,000	14,253,750

		24,072,570

Oil, Gas & Consumable Fuels 3.6%
Cimarex Energy Co. *	147,100	6,701,876
Forest Oil Corp. *	220,000	11,330,000

		18,031,876

FINANCIALS 17.5%
Commercial Banks 6.3%
Alabama National BanCorp.	49,405	3,434,636
AmericanWest Bancorp. *	80,000	1,960,800
First State Bancorp.	210,000	5,483,100

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Prosperity Bancshares, Inc.	200,000	$5,826,000
Sky Financial Group, Inc.	300,000	7,716,000
South Financial Group, Inc.	285,000	7,432,800

		31,853,336

Consumer Finance 0.8%
Cash America International, Inc.	150,000	3,973,500

Insurance 7.8%
Bristol West Holdings, Inc.	420,000	7,665,000
HCC Insurance Holdings, Inc.	427,500	13,278,150
Hilb, Rogal & Hobbs Co.	144,000	5,598,720
RenaissanceRe Holdings, Ltd.	138,000	6,252,780
RLI Corp.	120,000	6,558,000

		39,352,650

Real Estate 0.8%
First Industrial Realty Trust, Inc. REIT	100,000	3,907,000

Thrifts & Mortgage Finance 1.8%
Radian Group, Inc.	55,000	3,147,650
Webster Financial Corp.	125,000	5,887,500

		9,035,150

HEALTH CARE 6.6%
Health Care Providers & Services 6.6%
Coventry Health Care, Inc. *	225,000	13,403,250
Owens & Minor, Inc.	290,000	9,077,000
Pediatrix Medical Group, Inc. *	122,000	10,696,960

		33,177,210

INDUSTRIALS 21.9%
Aerospace & Defense 0.5%
Herley Industries, Inc. *	152,400	2,662,428

Air Freight & Logistics 2.3%
Pacer International, Inc. *	400,000	11,668,000

Commercial Services & Supplies 4.0%
Banta Corp.	120,000	6,134,400
Clean Harbors, Inc. *	200,000	5,392,000
United Stationers, Inc. *	170,000	8,505,100

		20,031,500

Construction & Engineering 1.7%
Granite Construction, Inc.	210,000	8,500,800

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

		Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.1%
Ametek, Inc.		140,000	$5,759,600

Machinery 8.4%
Barnes Group, Inc.		230,000	8,710,100
Commercial Vehicle Group, Inc. *		300,000	6,474,000
Kennametal, Inc.		150,000	8,775,000
Pentair, Inc.		250,000	9,600,000
Wabash National Corp.		400,000	8,532,000

			42,091,100

Marine 1.4%
Kirby Corp. *		130,000	7,296,900

Road & Rail 2.5%
YRC Worldwide, Inc *		250,000	12,460,000

INFORMATION TECHNOLOGY 7.8%
Electronic Equipment & Instruments 4.4%
Arrow Electronics, Inc. *		350,000	12,026,000
Benchmark Electronics, Inc. *		275,000	10,045,750

			22,071,750

IT Services 1.8%
Perot Systems Corp., Class A *		600,000	9,042,000

Semiconductors & Semiconductor Equipment 1.6%
International Rectifier Corp. *		220,000	8,001,400

MATERIALS 9.1%
Chemicals 7.8%
Albemarle Corp.		275,000	12,036,750
Cytec Industries, Inc.		250,400	12,419,840
Scotts Miracle-Gro Co., Class A		140,000	6,930,000
Tronox, Inc., Class A		525,000	7,838,250

			39,224,840

Containers & Packaging 1.3%
AptarGroup, Inc.		115,000	6,490,600

Total Common Stocks (cost $349,041,581)			462,144,060

SHORT-TERM INVESTMENTS 8.2%
MUTUAL FUND SHARES 8.2%
Evergreen Institutional Money Market Fund ø	(cost $41,360,640)	41,360,640	41,360,640

Total Investments (cost $390,402,221) 99.9%			503,504,700
Other Assets and Liabilities 0.1%			298,867

Net Assets 100.0%			$503,803,567

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

*   Non-income producing security

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2006:

Industrials	23.9%
Financials	19.1%
Consumer Discretionary	18.3%
Materials	9.9%
Energy	9.1%
Information Technology	8.5%
Health Care	7.2%
Consumer Staples	4.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $349,041,581)	$462,144,060
Investments in affiliated money market fund, at value (cost $41,360,640)	41,360,640

Total investments	503,504,700
Receivable for Fund shares sold	498,375
Dividends receivable	378,564
Prepaid expenses and other assets	96,859

Total assets	504,478,498

Liabilities
Payable for Fund shares redeemed	560,888
Advisory fee payable	12,058
Distribution Plan expenses payable	1,281
Due to other related parties	3,139
Accrued expenses and other liabilities	97,565

Total liabilities	674,931

Net assets	$503,803,567

Net assets represented by
Paid-in capital	$386,223,745
Undistributed net investment loss	(47,641)
Accumulated net realized gains on investments	4,524,984
Net unrealized gains on investments	113,102,479

Total net assets	$503,803,567

Net assets consists of
Class A	$95,684,225
Class B	11,244,404
Class C	11,631,317
Class I	385,243,621

Total net assets	$503,803,567

Shares outstanding (unlimited number of shares authorized)
Class A	3,851,158
Class B	453,665
Class C	468,925
Class I	15,091,687

Net asset value per share
Class A	$24.85
Class A—Offering price (based on sales charge of 5.75%)	$26.37
Class B	$24.79
Class C	$24.80
Class I	$25.53

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,605)	$2,154,340
Income from affiliate	784,353

Total investment income	2,938,693

Expenses
Advisory fee	1,996,743
Distribution Plan expenses
Class A	119,555
Class B	54,531
Class C	57,407
Administrative services fee	226,232
Transfer agent fees	338,904
Trustees’ fees and expenses	3,299
Printing and postage expenses	32,713
Custodian and accounting fees	60,295
Registration and filing fees	53,598
Professional fees	13,998
Other	29,188

Total expenses	2,986,463
Less: Expense reductions	(3,475)

Net expenses	2,982,988

Net investment loss	(44,295)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	14,737,276
Net change in unrealized gains or losses on investments	17,853,338

Net realized and unrealized gains or losses on investments	32,590,614

Net increase in net assets resulting from operations	$32,546,319

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005

Operations
Net investment loss		$(44,295)		$(1,616,528)
Net realized gains on investments		14,737,276		18,530,206
Net change in unrealized gains or losses
on investments		17,853,338		60,368,071

Net increase in net assets resulting from
operations		32,546,319		77,281,749

Distributions to shareholders from
Net realized gains
Class A		(4,890,653)		(5,136,787)
Class B		(562,972)		(480,471)
Class C		(590,669)		(458,598)
Class I		(16,812,089)		(13,226,976)

Total distributions to shareholders		(22,856,383)		(19,302,832)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	224,608	5,361,808	2,971,123	66,555,546
Class B	6,879	163,548	213,012	4,753,765
Class C	22,272	534,357	292,009	6,575,058
Class I	2,904,829	71,809,990	7,604,765	176,951,808

		77,869,703		254,836,177

Net asset value of shares issued in
reinvestment of distributions
Class A	188,461	4,342,139	223,313	4,812,401
Class B	22,656	521,564	20,748	450,020
Class C	20,042	461,772	17,421	378,031
Class I	399,693	9,456,745	523,706	11,542,489

		14,782,220		17,182,941

Automatic conversion of Class B shares
to Class A shares
Class A	4,785	115,156	9,602	218,771
Class B	(4,788)	(115,156)	(9,562)	(218,771)

		0		0

Payment for shares redeemed
Class A	(688,052)	(16,461,642)	(2,276,484)	(50,164,306)
Class B	(23,890)	(570,406)	(39,702)	(898,331)
Class C	(62,239)	(1,489,031)	(81,533)	(1,862,832)
Class I	(1,608,347)	(39,443,352)	(4,880,076)	(112,475,699)

		(57,964,431)		(165,401,168)

Net increase in net assets resulting from
capital share transactions		34,687,492		106,617,950

Total increase in net assets		44,377,428		164,596,867
Net assets
Beginning of period		459,426,139		294,829,272

End of period	$ 503,803,567		$ 459,426,139

Undistributed net investment loss		$(47,641)		$(3,346)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective at the close of business on April 8, 2005, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans. In addition, members of the Fund’s portfolio management team may open new accounts after April 8, 2005.

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2006, EIS received $1,543 from the sale of Class A shares and $11,382 and $2,594 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $83,440,284 and $72,853,926, respectively, for the six months ended January 31, 2006.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $390,402,221. The gross unrealized appreciation and depreciation on securities based on tax cost was $119,737,341 and $6,634,862, respectively, with a net unrealized appreciation of $113,102,479.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, J.L. Kaplan Associates, LLC (“Kaplan”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC, or Kaplan, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005 and met in person with Mr. Kaplan, a portfolio manager of the Fund, during the fiscal year. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the Agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

23

ADDITIONAL INFORMATION (unaudited) continued

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC and Kaplan. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Kaplan. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and Kaplan formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and

24

ADDITIONAL INFORMATION (unaudited) continued

the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Kaplan, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. The Board also considered that Kaplan provides an investment program based on a proprietary value-based approach that appears consistently applied, is in great demand, and has an apparently committed following among a substantial group of investors. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Kaplan were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Kaplan, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the third quintile over the recently completed one-year period, the fifth quintile over the recently completed three-year period, and the fourth quintile over the recently completed five-year period. The Trustees noted that, although the Fund’s performance had been relatively unfavorable in recent periods, Kaplan appeared to have followed a consistent value-oriented approach that is attractive to a number of investors and that Kaplan had provided the investment program it had been retained to provide.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment

25

ADDITIONAL INFORMATION (unaudited) continued

management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was above the median of fees paid by comparable funds but below a number of comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

569091 rv3 3/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569091 rv3    3/2006

Evergreen Special Values Fund

Evergreen

SPECIAL VALUES FUND

**Semiannual Report
as of January 31, 2006**

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Special Values Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• James M. Tringas, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

6-month return with
sales charge	1.27%	2.28%	6.06%	N/A	N/A

6-month return w/o
sales charge	7.44%	7.02%	7.00%	7.60%	7.27%

Average annual return*

1-year with sales charge	12.97%	13.98%	17.94%	N/A	N/A

1-year w/o sales charge	19.85%	18.98%	18.94%	20.22%	19.55%

5-year	13.96%	14.24%	14.47%	15.63%	15.20%

10-year	15.19%	15.32%	15.46%	16.03%	15.82%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund’s predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C, I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Classes I and Y do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower, while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Special Values Fund Class A shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of January 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,074.38	$6.85
Class B	$ 1,000.00	$ 1,070.19	$10.75
Class C	$ 1,000.00	$ 1,070.05	$10.75
Class I	$ 1,000.00	$ 1,076.02	$5.55
Class R	$ 1,000.00	$ 1,072.71	$8.20
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.60	$6.67
Class B	$ 1,000.00	$ 1,014.82	$10.46
Class C	$ 1,000.00	$ 1,014.82	$10.46
Class I	$ 1,000.00	$ 1,019.86	$5.40
Class R	$ 1,000.00	$ 1,017.29	$7.98

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.31%
for Class A, 2.06% for Class B, 2.06% for Class C, 1.06% for Class I and 1.57% for Class R),
multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,				Year Ended November 30,
	January 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002[1,2]	2001[1]	2000[1]

Net asset value, beginning of period	$ 30.03	$ 25.16	$ 20.62	$ 18.09	$ 20.29	$ 16.53	$ 16.03

Income from investment operations
Net investment income (loss)	0.01	0.35	0	(0.02)	0.01	0.16[3]	0.22[3]
Net realized and unrealized gains or losses on investments	1.91	5.87	4.54	3.12	(0.97)	3.97	1.08

Total from investment operations	1.92	6.22	4.54	3.10	(0.96)	4.13	1.30

Distributions to shareholders from
Net investment income	(0.21)	(0.18)	0	0	(0.10)	(0.24)	(0.28)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)	(0.52)

Total distributions to shareholders	(3.50)	(1.35)	0	(0.57)	(1.24)	(0.37)	(0.80)

Net asset value, end of period	$ 28.45	$ 30.03	$ 25.16	$ 20.62	$ 18.09	$ 20.29	$ 16.53

Total return[4]	7.44%	25.55%	22.02%	17.63%	(5.23%)	25.43%	8.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,266,379	$1,161,899	$659,114	$375,118	$81,516	$76,469	$62,486
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.31%[5]	1.35%	1.37%	1.24%	1.19%[5]	1.20%	1.21%
Expenses excluding waivers/reimbursements and expense reductions	1.34%[5]	1.40%	1.45%	1.36%	1.24%[5]	1.20%	1.21%
Net investment income (loss)	0.26%[5]	1.36%	(0.01%)	(0.13%)	0.08%[5]	0.84%	1.38%
Portfolio turnover rate	21%	42%	38%	45%	32%	45%	42%

[1] Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class A shares of Wachovia Special Values Fund.
[2] For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Excluding applicable sales charges
[5] Annualized
See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,				Year Ended November 30,
	January 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002[1,2]	2001[1]	2000[1]

Net asset value, beginning of period	$29.25	$ 24.54	$ 20.26	$ 17.92	$20.10	$16.40	$15.99

Income from investment operations
Net investment income (loss)	(0.07)	0.15	(0.16)	(0.19)[3]	(0.11)[3]	0[3]	0.10[3]
Net realized and unrealized gains or losses on investments	1.82	5.73	4.44	3.10	(0.92)	3.96	1.08

Total from investment operations	1.75	5.88	4.28	2.91	(1.03)	3.96	1.18

Distributions to shareholders from
Net investment income	0	0	0	0	(0.01)	(0.13)	(0.25)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)	(0.52)

Total distributions to shareholders	(3.29)	(1.17)	0	(0.57)	(1.15)	(0.26)	(0.77)

Net asset value, end of period	$27.71	$ 29.25	$ 24.54	$ 20.26	$17.92	$20.10	$16.40

Total return[4]	7.02%	24.69%	21.13%	16.79%	(5.67%)	24.42%	7.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$201,089	$211,594	$202,069	$159,896	$2,967	$1,153	$ 427
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.06%[5]	2.06%	2.06%	2.02%	1.95%[5]	1.95%	1.96%
Expenses excluding waivers/reimbursements and expense reductions	2.09%[5]	2.11%	2.14%	2.12%	2.00%[5]	1.95%	1.96%
Net investment income (loss)	(0.49%)[5]	0.62%	(0.71%)	(0.99%)	(0.68%)[5]	0.02%	0.61%
Portfolio turnover rate	21%	42%	38%	45%	32%	45%	42%

[1] Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class B shares of Wachovia Special Values Fund.
[2] For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,				Year Ended
	January 31, 2006					November 30,
CLASS C	(unaudited)	2005	2004	2003	2002[1,2]	2001[1,3]

Net asset value, beginning of period	$29.30	$ 24.61	$ 20.31	$ 17.96	$20.16	$17.46

Income from investment operations
Net investment income (loss)	(0.07)	0.19	(0.14)	(0.18)[4]	(0.12)[4]	(0.01)
Net realized and unrealized gains or losses on investments	1.82	5.70	4.44	3.10	(0.92)	3.12

Total from investment operations	1.75	5.89	4.30	2.92	(1.04)	3.11

Distributions to shareholders from
Net investment income	0	(0.03)	0	0	(0.02)	(0.28)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(3.29)	(1.20)	0	(0.57)	(1.16)	(0.41)

Net asset value, end of period	$27.76	$ 29.30	$ 24.61	$ 20.31	$17.96	$20.16

Total return[5]	7.00%	24.66%	21.17%	16.74%	(5.66%)	18.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$148,629	$151,718	$106,126	$65,833	$1,908	$ 367
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.06%[6]	2.07%	2.07%	2.01%	1.95%[6]	1.95%[6]
Expenses excluding waivers/reimbursements and expense reductions	2.09%[6]	2.12%	2.15%	2.13%	2.00%[6]	1.95%[6]
Net investment income (loss)	(0.49%)[6]	0.63%	(0.71%)	(0.95%)	(0.70%)[6]	(0.05%)[6]
Portfolio turnover rate	21%	42%	38%	45%	32%	45%

[1] Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class C shares of Wachovia Special Values Fund.
[2] For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.
[3] For the period from December 12, 2000 (commencement of class operations), to November 30, 2001.
[4] Net investment income (loss) per share is based on average shares outstanding during the period.
[5] Excluding applicable sales charges
[6] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,				Year Ended November 30,
	January 31, 2006
CLASS I	(unaudited)	2005	2004	2003	2002[1,2]	2001[1]	2000[1]

Net asset value, beginning of period	$ 30.20	$ 25.28	$ 20.66	$ 18.13	$ 20.34	$ 16.57	$ 16.07

Income from investment operations
Net investment income (loss)	0.06	0.44	0.07	0.04	0.05	0.20[3]	0.26[3]
Net realized and unrealized gains or losses on investments	1.91	5.90	4.55	3.11	(0.97)	3.98	1.08

Total from investment operations	1.97	6.34	4.62	3.15	(0.92)	4.18	1.34

Distributions to shareholders from
Net investment income	(0.27)	(0.25)	0[4]	(0.05)	(0.15)	(0.28)	(0.32)
Net realized gains	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)	(0.52)

Total distributions to shareholders	(3.56)	(1.42)	0	(0.62)	(1.29)	(0.41)	(0.84)

Net asset value, end of period	$28.61	$ 30.20	$ 25.28	$ 20.66	$ 18.13	$ 20.34	$ 16.57

Total return	7.60%	25.91%	22.39%	17.89%	(5.04%)	25.74%	8.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,085,498	$1,069,191	$1,002,368	$689,126	$215,922	$198,817	$128,300
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.06%[5]	1.06%	1.06%	0.97%	0.94%[5]	0.95%	0.96%
Expenses excluding waivers/reimbursements and expense reductions	1.09%[5]	1.11%	1.14%	1.08%	0.99%[5]	0.95%	0.96%
Net investment income (loss)	0.51%[5]	1.64%	0.30%	0.15%	0.34%[5]	1.08%	1.61%
Portfolio turnover rate	21%	42%	38%	45%	32%	45%	42%

[1] Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class Y shares of Wachovia Special Values Fund.
[2] For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Amount represents less than $ 0.005 per share.
[5] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS R	(unaudited)	2005	2004[1]

Net asset value, beginning of period	29.89	$25.12	$22.01

Income from investment operations
Net investment income (loss)	0[2]	0.32	(0.01)
Net realized and unrealized gains or losses on investments	1.86	5.83	3.12

Total from investment operations	1.86	6.15	3.11

Distributions to shareholders from
Net investment income	(0.16)	(0.21)	0
Net realized gains	(3.29)	(1.17)	0

Total distributions to shareholders	(3.45)	(1.38)	0

Net asset value, end of period	$28.30	$29.89	$25.12

Total return	7.27%	25.32%	14.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,827	$5,928	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%[3]	1.57%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.60%[3]	1.62%	1.69%[3]
Net investment income (loss)	0.01%[3]	1.11%	(0.23%)[3]
Portfolio turnover rate	21%	42%	38%

[1] For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 17.9%
Auto Components 0.4%
Cooper Tire & Rubber Co. (p)	641,217	$9,611,843

Hotels, Restaurants & Leisure 5.7%
Jack In The Box, Inc. * (p)	574,854	22,856,195
Lone Star Steakhouse & Saloon, Inc.	1,283,036	34,757,445
Rare Hospitality International, Inc. *	637,643	20,117,637
Ryan’s Restaurant Group, Inc. * (p)	2,138,873	27,955,070
Triarc Companies, Inc., Class B * (p)	2,992,089	49,548,994

		155,235,341

Household Durables 3.8%
BLYTH, Inc. (p)	856,403	18,583,945
Cavco Industries, Inc. *	283,608	12,024,979
Dixie Group, Inc. * (p)	358,000	4,654,000
La-Z-Boy, Inc. (p)	1,364,600	22,297,564
Skyline Corp. (p)	168,122	6,869,465
Snap-On, Inc. (p)	532,924	21,386,240
Tupperware Brands Corp. (p)	721,133	16,009,153

		101,825,346

Media 2.2%
Liberty Corp. (p)	232,079	10,991,261
ProQuest Co. * (p)	434,283	12,919,919
Valassis Communications, Inc. * (p)	1,055,839	29,457,908
World Wrestling Entertainment, Inc. (p)	420,029	6,153,425

		59,522,513

Specialty Retail 3.4%
Borders Group, Inc.	437,495	10,771,127
Deb Shops, Inc. (p)	212,431	6,487,643
Foot Locker, Inc.	1,473,556	33,479,192
Movie Gallery, Inc. (p)	899,142	4,900,324
Pier 1 Imports, Inc. (p)	1,513,864	16,380,008
Zale Corp. * (p)	879,423	21,554,658

		93,572,952

Textiles, Apparel & Luxury Goods 2.4%
Cutter & Buck, Inc.	295,213	3,445,136
Kellwood Co. (p)	1,292,898	31,301,061
Stride Rite Corp. (p)	1,509,856	21,847,616
Xerium Technologies, Inc. (p)	942,915	7,505,603

		64,099,416

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 6.5%
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	1,571,465	$39,993,784
Topps Co. (p)	1,405,493	10,878,516

		50,872,300

Food Products 4.5%
Corn Products International, Inc. (p)	663,930	18,105,371
Del Monte Foods Co. (p)	520,506	11,966,433
Delta & Pine Land Co. (p)	1,373,802	32,339,299
Gold Kist, Inc *	283,840	4,288,823
Tootsie Roll Industries, Inc. (p)	756,986	21,990,443
TreeHouse Foods, Inc. * (p)	1,693,600	33,279,240

		121,969,609

Tobacco 0.1%
Universal Corp. (p)	95,991	4,535,575

ENERGY 6.7%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. * (p)	337,480	32,779,432
Global Industries, Ltd. * (p)	1,559,274	21,829,836
Tidewater, Inc.	253,268	14,795,917

		69,405,185

Oil, Gas & Consumable Fuels 4.1%
Forest Oil Corp. *	503,487	25,929,580
Stone Energy Corp. * (p)	872,071	43,612,271
Whiting Petroleum Corp. * (p)	928,470	42,988,161

		112,530,012

FINANCIALS 16.7%
Capital Markets 1.8%
Investment Technology Group, Inc. * (p)	437,142	19,662,647
Knight Capital Group, Inc. *	2,359,783	26,877,929
Westwood Holdings Group, Inc.	131,659	2,475,189

		49,015,765

Commercial Banks 3.2%
BancorpSouth, Inc. (p)	820,380	18,901,555
First Citizens Bancshares, Inc. (p)	167,643	32,197,515
Hancock Holding Co.(p)	351,623	14,416,543
Mid-State Bancshares (p)	707,006	19,782,028

		85,297,641

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 6.6%
Assured Guaranty, Ltd. (p)	1,557,267	$39,663,591
Capital Title Group, Inc.	576,865	3,292,745
Endurance Specialty Holdings, Ltd.	1,044,101	34,382,246
Harleysville Group, Inc. (p)	412,314	11,363,374
Hilb, Rogal & Hobbs Co. (p)	465,891	18,113,842
IPC Holdings, Ltd. (p)	505,661	13,784,319
LandAmerica Financial Group, Inc. (p)	263,083	17,358,216
Stewart Information Services Corp. * (p)	649,271	34,703,535
U.S.I. Holdings Corp. * (p)	515,703	7,261,098

		179,922,966

Real Estate 3.0%
Brandywine Realty Trust REIT	208,378	6,553,488
Deerfield Triarc Capital Corp. * (p)	2,339,751	30,744,328
Forest City Enterprises, Inc. (p)	566,514	21,453,885
Post Properties, Inc. REIT (p)	531,059	21,608,791

		80,360,492

Thrifts & Mortgage Finance 2.1%
NetBank, Inc. (p)	2,089,243	15,690,215
NewAlliance Bancshares, Inc. (p)	2,876,697	41,884,708

		57,574,923

HEALTH CARE 3.9%
Health Care Equipment & Supplies 2.8%
Analogic Corp. (p)	437,572	24,285,246
Edwards Lifesciences Corp. *	187,821	8,065,034
Millipore Corp. * (p)	156,628	10,772,874
VIASYS Healthcare, Inc. * (p)	740,706	20,976,794
West Pharmaceutical Services, Inc. (p)	348,840	10,650,085

		74,750,033

Health Care Providers & Services 0.5%
Per-Se Technologies, Inc. * (p)	529,824	13,176,723

Pharmaceuticals 0.6%
Par Pharmaceutical Companies, Inc. * (p)	509,000	16,837,720

INDUSTRIALS 16.0%
Aerospace & Defense 1.2%
GenCorp, Inc. (p)	1,230,200	24,640,906
Ladish Co., Inc. * (p)	388,544	9,441,619

		34,082,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.4%
Apogee Enterprises, Inc. (p)	587,579	$10,846,708

Commercial Services & Supplies 4.6%
Banta Corp. (p)	443,971	22,695,798
Deluxe Corp.(p)	633,563	16,966,817
Heidrick & Struggles International, Inc. * (p)	509,361	17,094,155
John H. Harland Co. (p)	996,114	37,184,936
Tetra Tech, Inc. *	464,137	7,774,295
Viad Corp.	677,969	19,301,777
Watson Wyatt Worldwide, Inc. (p)	105,998	3,226,579

		124,244,357

Electrical Equipment 1.6%
A.O. Smith Corp. (p)	186,476	8,035,251
Franklin Electric Co., Inc. (p)	290,200	13,059,000
Genlyte Group, Inc. * (p)	382,612	22,130,278

		43,224,529

Machinery 5.6%
AGCO Corp. * (p)	668,660	12,042,566
Ampco-Pittsburgh Corp.(p)	301,639	5,863,862
Briggs & Stratton Corp. * (p)	732,107	25,470,002
Crane Co.	506,602	18,906,387
EnPro Industries, Inc. * (p)	470,707	14,441,291
Gardner Denver, Inc. * (p)	301,391	15,943,584
Kadant, Inc. * (p)	1,116,056	21,472,917
Mueller Industries, Inc.	1,199,656	34,826,014
Supreme Industries, Inc., Class A *	401,135	3,068,683

		152,035,306

Marine 0.3%
TBS International Ltd., Class A * (p)	1,138,914	7,448,498

Road & Rail 2.3%
Arkansas Best Corp. * (p)	951,458	40,731,917
Dollar Thrifty Automotive Group, Inc. * (p)	445,501	16,897,853
RailAmerica, Inc. * (p)	458,169	4,512,965

		62,142,735

INFORMATION TECHNOLOGY 12.2%
Communications Equipment 2.7%
3Com Corp. (p)	1,504,804	6,876,955
Belden CDT, Inc. * (p)	1,714,692	46,468,153
CommScope, Inc. * (p)	949,464	20,992,649

		74,337,757

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.4%
Adaptec, Inc. * (p)	1,737,528	$9,452,152
Brocade Communications Systems, Inc. *(p)	2,228,195	10,249,697
Imation Corp. (p)	674,146	30,559,038
Quantum Corp. * (p)	3,910,839	13,883,479

		64,144,366

Electronic Equipment & Instruments 2.0%
AVX Corp. (p)	1,050,911	17,466,141
Technitrol, Inc. * (p)	1,779,946	36,239,700

		53,705,841

IT Services 2.5%
eFunds Corp. * (p)	979,564	23,098,119
MoneyGram International, Inc. (p)	1,729,469	45,934,697

		69,032,816

Semiconductors & Semiconductor Equipment 1.6%
Cabot Microelectronics Corp. * (p)	213,327	7,084,590
Credence Systems Corp. * (p)	705,222	6,170,692
Lattice Semiconductor Corp. * (p)	1,579,359	7,154,496
Standard Microsystems Corp. * (p)	634,054	21,836,820

		42,246,598

Software 1.0%
Borland Software Corp. * (p)	1,743,554	11,315,665
SSA Global Technologies, Inc. * (p)	822,916	14,318,738
Transaction Systems Architects, Inc., Class A *	11,651	384,367

		26,018,770

MATERIALS 11.9%
Chemicals 5.4%
A. Schulman, Inc. (p)	727,903	17,942,809
American Pacific Corp. * (p)	330,642	2,254,979
Arch Chemicals, Inc. (p)	925,006	28,675,186
CF Industries Holdings, Inc.	1,265,755	21,530,493
FMC Corp. * (p)	444,660	25,087,717
H.B. Fuller Co.	1,115,860	42,168,349
Octel Corp. (p)	410,351	8,313,711

		145,973,244

Construction Materials 0.8%
Eagle Materials, Inc. (p)	127,790	20,815,713

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 2.8%
Owens-Illinois, Inc. *	906,418	$19,932,132
Packaging Corp. of America (p)	1,303,100	30,231,920
Rock-Tenn Co., Class A * (p)	1,188,268	16,611,987
Silgan Holdings, Inc. *	235,210	8,905,050

		75,681,089

Metals & Mining 0.5%
Bayou Steel Corp. *	94,355	3,821,377
Quanex Corp. (p)	172,075	10,687,578

		14,508,955

Paper & Forest Products 2.4%
Deltic Timber Corp. (p)	187,848	9,957,822
Glatfelter (p)	551,082	7,836,386
Louisiana-Pacific Corp.	365,110	10,752,490
Neenah Paper, Inc.(p)	1,041,965	30,529,575
Schweitzer-Mauduit International, Inc. * (p)	252,794	6,729,376

		65,805,649

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises, Inc. * (p)	1,279,545	42,698,417

UTILITIES 3.0%
Electric Utilities 2.3%
Allete, Inc. (p)	895,341	39,654,653
El Paso Electric Co. (p)	1,105,016	22,630,728

		62,285,381

Gas Utilities 0.7%
Atmos Energy Corp.	765,948	20,129,113

Total Common Stocks (cost $2,041,880,637)		2,611,524,722

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.0%
UTILITIES 0.0%
Independent Power Producers & Energy Traders 0.0%
Calpine Corp., 7.75%, 06/01/2015 (p)+ (g) (cost $8,894,000)	$ 8,894,000	1,045,045

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 24.5%
MUTUAL FUND SHARES 24.5%
Evergreen Institutional Money Market Fund ø	83,589,955	$83,589,955
Navigator Prime Portfolio (pp)	578,532,157	578,532,157

Total Short-Term Investments (cost $662,122,112)		662,122,112

Total Investments (cost $2,712,896,749) 120.9%		3,274,691,879
Other Assets and Liabilities (20.9%)		(566,269,470)

Net Assets 100.0%		$2,708,422,409

(p)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
(g)	Security which has defaulted on payment of interest and/or principal.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2006:

Consumer Discretionary	18.5%
Financials	17.3%
Industrials	16.6%
Information Technology	12.6%
Materials	12.4%
Energy	7.0%
Consumer Staples	6.8%
Health Care	4.0%
Utilities	3.2%
Telecommunication Services	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $2,629,306,794) including $563,967,683 of
securities loaned	$3,191,101,924
Investments in affiliated money market fund, at value (cost $83,589,955)	83,589,955

Total investments	3,274,691,879
Receivable for securities sold	16,321,388
Receivable for Fund shares sold	5,157,182
Dividends and interest receivable	1,055,476
Receivable for securities lending income	41,445
Prepaid expenses and other assets	31,748

Total assets	3,297,299,118

Liabilities
Payable for securities purchased	5,882,241
Payable for Fund shares redeemed	3,757,005
Payable for securities on loan	578,532,157
Advisory fee payable	57,601
Distribution Plan expenses payable	18,358
Due to other related parties	346,321
Accrued expenses and other liabilities	283,026

Total liabilities	588,876,709

Net assets	$2,708,422,409

Net assets represented by
Paid-in capital	$2,037,496,375
Overdistributed net investment income	(2,090,229)
Accumulated net realized gains on investments	111,221,133
Net unrealized gains on investments	561,795,130

Total net assets	$2,708,422,409

Net assets consists of
Class A	$1,266,378,903
Class B	201,088,776
Class C	148,629,477
Class I	1,085,498,284
Class R	6,826,969

Total net assets	$2,708,422,409

Shares outstanding (unlimited number of shares authorized)
Class A	44,506,170
Class B	7,257,085
Class C	5,353,328
Class I	37,947,205
Class R	241,196

Net asset value per share
Class A	$28.45
Class A — Offering price (based on sales charge of 5.75%)	$30.19
Class B	$27.71
Class C	$27.76
Class I	$28.61
Class R	$28.30

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends	$18,561,124
Income from affiliate	1,125,021
Securities lending	326,729
Interest	287,464

Total investment income	20,300,338

Expenses
Advisory fee	10,062,235
Distribution Plan expenses
Class A	1,482,249
Class B	1,000,752
Class C	729,979
Class R	16,268
Administrative services fee	1,285,930
Transfer agent fees	2,121,038
Trustees’ fees and expenses	23,716
Printing and postage expenses	140,977
Custodian and accounting fees	337,269
Registration and filing fees	156,090
Professional fees	25,298
Other	25,883

Total expenses	17,407,684
Less: Expense reductions	(22,004)
Fee waivers	(411,261)

Net expenses	16,974,419

Net investment income	3,325,919

Net realized and unrealized gains or losses on investments
Net realized gains on investments	209,613,400
Net change in unrealized gains or losses on investments	(26,129,627)

Net realized and unrealized gains or losses on investments	183,483,773

Net increase in net assets resulting from operations	$186,809,692

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005

Operations
Net investment income		$3,325,919		$31,059,747
Net realized gains on investments		209,613,400		215,926,990
Net change in unrealized gains or
losses on investments		(26,129,627)		276,651,900

Net increase in net assets resulting
from operations		186,809,692		523,638,637

Distributions to shareholders from
Net investment income
Class A		(9,165,717)		(5,829,963)
Class C		0		(136,832)
Class I		(10,231,420)		(10,021,502)
Class R		(39,717)		(14,586)
Net realized gains
Class A		(130,202,604)		(34,656,681)
Class B		(22,145,531)		(9,409,420)
Class C		(16,282,704)		(5,469,093)
Class I		(115,087,562)		(46,287,396)
Class R		(717,544)		(49,881)

Total distributions to shareholders		(303,872,799)		(111,875,354)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,953,505	140,249,824	16,283,730	438,967,152
Class B	122,552	3,346,424	1,215,818	31,594,683
Class C	203,052	5,448,653	1,628,264	42,456,844
Class I	3,863,586	110,538,660	9,722,575	262,863,904
Class R	56,277	1,593,775	216,020	5,803,530

		261,177,336		781,686,113

Net asset value of shares issued in
reinvestment of distributions
Class A	5,087,197	133,711,969	1,482,844	38,915,580
Class B	786,794	19,976,689	338,739	8,597,183
Class C	503,556	12,810,467	171,428	4,367,309
Class I	3,259,160	86,261,837	1,479,107	39,055,384
Class R	24,343	635,483	2,232	58,552

		253,396,445		90,994,008

Automatic conversion of Class B shares
to Class A shares
Class A	289,949	8,429,161	1,185,065	32,104,865
Class B	(298,242)	(8,429,161)	(1,215,037)	(32,104,865)

		0		0

Payment for shares redeemed
Class A	(4,510,607)	(126,385,681)	(6,460,481)	(173,776,935)
Class B	(589,199)	(16,370,816)	(1,338,321)	(35,108,043)
Class C	(531,996)	(14,759,159)	(934,100)	(24,599,243)
Class I	(4,575,716)	(130,851,041)	(15,456,946)	(419,748,265)
Class R	(37,792)	(1,052,299)	(20,952)	(584,063)

		(289,418,996)		(653,816,549)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2006	Year Ended
	(unaudited)	July 31, 2005

Capital share transactions continued
Net increase in net assets resulting
from capital share transactions	$ 225,154,785	$ 218,863,572

Total increase in net assets	108,091,678	630,626,855
Net assets
Beginning of period	2,600,330,731	1,969,703,876

End of period	$2,708,422,409	$ 2,600,330,731

Undistributed (overdistributed) net
investment income	$ (2,090,229)	$ 14,020,706

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Values Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective at the close of business on April 8, 2005, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans. In addition, members of the Fund’s portfolio management team may open new accounts after April 8, 2005.

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as average daily net assets increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2006, EIMC waived its advisory fees in the amount of $411,261.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2006, the Fund paid brokerage commissions of $16,806 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2006, EIS received $16,574 from the sale of Class A shares and $180,874 and $5,786 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $536,860,410 and $613,916,287, respectively, for the six months ended January 31, 2006.

During the six months ended January 31, 2006, the Fund loaned securities to certain brokers. At January 31, 2006, the value of securities on loan and the value of collateral amounted to $563,967,683 and $578,532,157, respectively.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,714,556,487. The gross unrealized appreciation and depreciation on securities based on tax cost was $644,816,542 and $84,681,150, respectively, with a net unrealized appreciation of $560,135,392.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the second quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was higher than most of the fees paid by comparable funds, although the Trustees concluded that the fees were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

562796 rv3 3/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 31, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 31, 2006